UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22597

Parametric Structured Absolute Return Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments

Common Stocks — 57.4%

Security	Shares	Value

Australia — 1.3%
AGL Energy, Ltd.	9,948	$150,024
Amcor, Ltd.	42,414	347,468
APA Group	5,836	31,237
Australia and New Zealand Banking Group, Ltd.	7,126	187,993
BHP Billiton, Ltd.	7,559	267,629
Centro Retail Australia	13,790	30,746
CFS Retail Property Trust Group	14,691	29,767
Coca-Cola Amatil, Ltd.	7,496	104,582
Commonwealth Bank of Australia	6,130	367,098
Computershare, Ltd.	3,083	27,764
Crown, Ltd.	3,077	31,013
CSL, Ltd.	3,282	161,870
GPT Group	19,590	72,343
Harvey Norman Holdings, Ltd.	17,218	34,011
James Hardie Industries SE CDI	3,210	30,706
Metcash, Ltd.	5,337	20,273
National Australia Bank, Ltd.	6,574	175,688
Newcrest Mining, Ltd.	566	15,610
Orica, Ltd.	8,030	209,172
Origin Energy, Ltd.	13,116	154,390
OZ Minerals, Ltd.	4,155	35,255
Rio Tinto, Ltd.	3,175	187,184
Sydney Airport	9,194	32,338
Tabcorp Holdings, Ltd.	6,320	18,612
Tatts Group, Ltd.	6,146	17,850
Telstra Corp., Ltd.	28,826	123,880
Transurban Group	31,140	196,542
Wesfarmers, Ltd.	728	26,244
Westfield Group	2,794	30,885
Westfield Retail Trust	9,680	31,083
Westpac Banking Corp.	6,498	171,794
Woodside Petroleum, Ltd.	1,713	61,079
Woolworths, Ltd.	5,596	170,688

		$3,552,818

Austria — 0.3%
Andritz AG	496	$29,888
Immofinanz AG(1)	19,776	76,445
OMV AG	6,899	252,471
Raiffeisen Bank International AG	6,252	250,429
Telekom Austria AG	3,434	21,634
Verbund AG	3,498	81,565
Vienna Insurance Group	448	19,250

		$731,682

Security	Shares	Value

Belgium — 0.7%
Anheuser-Busch InBev NV	8,589	$718,307
Belgacom SA	6,195	181,118
Colruyt SA	3,740	170,986
Delhaize Group SA	682	26,112
Groupe Bruxelles Lambert SA	3,417	252,617
Mobistar SA	842	22,265
Solvay SA	1,339	161,218
UCB SA	2,896	169,148
Umicore SA	2,839	145,892

		$1,847,663

Brazil — 1.4%
AES Tiete SA, PFC Shares	3,300	$37,484
All America Latina Logistica SA (Units)	11,200	50,953
Banco do Brasil SA	13,000	138,702
Banco Santander Brasil SA ADR	16,000	108,800
BM&F Bovespa SA	22,200	142,094
BR Malls Participacoes SA	7,900	103,853
Bradespar SA, PFC Shares	2,500	36,927
CCX Carvao da Colombia SA(1)	1,500	1,625
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	5,400	42,938
Cia de Companhia de Concessoes Rodoviarias (CCR)	12,900	113,436
Cia de Saneamento Basico do Estado de Sao Paulo ADR	700	58,807
Cia de Saneamento de Minas Gerais SA ADR	7,200	86,328
Cia de Saneamento de Minas Gerais-Copasa MG	1,500	35,405
Cia Energetica de Sao Paulo, PFC Shares	4,800	43,130
Cia Hering	4,100	94,191
Cia Paranaense de Energia ADR	2,500	36,900
Cia Siderurgica Nacional SA ADR	7,900	42,976
Cielo SA	4,020	99,458
CPFL Energia SA ADR	2,100	48,909
Diagnosticos da America SA	11,900	79,097
Embraer SA ADR	2,000	55,820
Estacio Participacoes SA	4,600	87,649
Gerdau SA ADR	6,800	59,772
Iochpe-Maxion SA	2,500	30,649
Itau Unibanco Holding SA ADR, PFC Shares	17,900	260,982
Light SA	2,200	23,667
Lojas Americanas SA, PFC Shares	11,865	99,311
Lojas Renner SA	3,500	129,588
Marcopolo SA, PFC Shares	5,700	33,425
MPX Energia SA(1)	4,500	23,773
Natura Cosmeticos SA	4,000	106,644
OGX Petroleo e Gas Participacoes SA(1)	13,100	30,379
Oi SA ADR	18,499	73,996
PDG Realty SA Empreendimentos e Participacoes	56,300	94,801

17	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA ADR	20,100	$426,321
Raia Drogasil SA	7,800	85,832
Randon Participacoes SA, PFC Shares	3,400	17,979
Tim Participacoes SA ADR	2,900	50,402
Totvs SA	2,000	40,669
Tractebel Energia SA	2,900	49,974
Ultrapar Participacoes SA	2,900	60,826
Vale SA ADR	18,500	338,920
Weg SA	3,600	41,352

		$3,624,744

Chile — 0.7%
Administradora de Fondos de Pensiones Provida SA	5,100	$36,166
Aguas Andinas SA, Series A	57,700	38,722
Antarchile SA, Series A	3,000	47,044
Banco de Chile	671,209	100,148
Banco de Credito e Inversiones	1,213	78,152
Banco Santander Chile SA ADR	4,156	113,002
Cap SA	1,500	51,710
Cencosud SA	18,600	101,514
Cia Cervecerias Unidas SA	2,400	34,916
Cia Cervecerias Unidas SA ADR	200	14,186
Cia General de Electricidad SA	6,200	31,957
Colbun SA(1)	111,100	30,997
Corpbanca SA	3,255,600	42,594
Embotelladora Andina SA, Class B, PFC Shares	4,800	30,327
Empresa Nacional de Electricidad SA	52,100	83,865
Empresa Nacional de Electricidad SA ADR	400	19,148
Empresas CMPC SA	24,300	93,180
Empresas Copec SA	8,500	121,931
Enersis SA	212,300	72,671
Enersis SA ADR	1,100	18,634
ENTEL SA	2,300	46,846
Latam Airlines Group SA	3,700	90,779
Latam Airlines Group SA ADR	1,300	32,227
Parque Arauco SA	19,300	44,083
Ripley Corp. SA	17,800	16,796
S.A.C.I. Falabella SA	17,100	175,389
Salfacorp SA	14,400	33,999
Sigdo Koppers SA	16,400	39,368
Sociedad Quimica y Minera de Chile SA, Series B ADR	1,700	98,345
Sonda SA	18,800	57,594
Vina Concha y Toro SA	16,500	33,367

		$1,829,657

Security	Shares	Value

China — 2.1%
AAC Technologies Holdings, Inc.	18,000	$64,436
Agricultural Bank of China, Ltd., Class H	268,000	115,127
Air China, Ltd., Class H	80,000	56,525
Anhui Conch Cement Co., Ltd., Class H	37,500	128,804
Baidu, Inc. ADR(1)	2,500	266,550
Bank of Communications, Ltd., Class H	146,000	104,094
Beijing Enterprises Holdings, Ltd.	8,000	51,670
Brilliance China Automotive Holdings, Ltd.(1)	48,000	59,310
BYD Co., Ltd., Class H(1)	8,000	15,701
China CITIC Bank Corp., Ltd., Class H	181,000	91,966
China Coal Energy Co., Class H	145,000	143,475
China Communications Construction Co., Ltd., Class H	72,000	67,389
China Construction Bank Corp., Class H	530,000	398,003
China Eastern Airlines Corp., Ltd., Class H(1)	132,000	45,853
China Life Insurance Co., Ltd., Class H	66,000	194,074
China Longyuan Power Group Corp., Class H	86,000	55,891
China Mengniu Dairy Co., Ltd.	18,000	54,435
China Merchants Bank Co., Ltd., Class H	52,500	97,546
China Merchants Holdings (International) Co., Ltd.	16,000	52,780
China Minsheng Banking Corp, Ltd., Class H	116,500	105,660
China Mobile, Ltd.	55,500	615,233
China National Building Material Co., Ltd., Class H	122,000	154,410
China Overseas Land & Investment, Ltd.	42,000	109,900
China Pacific Insurance (Group) Co., Ltd., Class H	32,400	101,227
China Resources Enterprise, Ltd.	16,000	52,148
China Resources Power Holdings Co., Ltd.	38,000	81,645
China Telecom Corp., Ltd., Class H	174,000	102,724
China Yurun Food Group, Ltd.(1)	47,000	34,287
Citic Pacific, Ltd.	30,000	38,099
Ctrip.com International, Ltd. ADR(1)	3,800	76,038
Digital China Holdings, Ltd.	32,000	53,559
Dongfeng Motor Group Co., Ltd., Class H	40,000	49,472
Focus Media Holding, Ltd. ADR	2,000	47,160
Guangdong Investment, Ltd.	52,000	42,514
Guangzhou Automobile Group Co., Ltd., Class H	60,000	41,085
Home Inns & Hotels Management, Inc. ADR(1)	1,100	32,395
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	110,200	96,687
Inner Mongolia Yitai Coal Co., Ltd., Class B	21,200	115,094
Jiangxi Copper Co., Ltd., Class H	55,000	141,314
Kunlun Energy Co., Ltd.	86,000	159,193
Lenovo Group, Ltd.	78,000	62,553
Lianhua Supermarket Holdings Ltd., Class H	21,000	16,949
Mindray Medical International, Ltd. ADR	800	27,208
NetEase.com, Inc. ADR(1)	1,100	59,400
New Oriental Education & Technology Group, Inc. ADR	7,100	119,706
NVC Lighting Holdings, Ltd.	63,000	16,605

18	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Parkson Retail Group, Ltd.	41,000	$34,571
PICC Property & Casualty Co., Ltd., Class H	80,000	105,908
Ports Design, Ltd.	39,000	27,702
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	24,000	32,367
SINA Corp.(1)	1,300	71,019
Sino Biopharmaceutical, Ltd.	96,000	38,326
Sinopharm Group Co., Ltd., Class H	9,600	32,232
Sinotrans Shipping, Ltd.	74,000	18,185
Sohu.com, Inc.(1)	1,600	60,768
Sound Global, Ltd.	68,000	28,014
Suntech Power Holdings Co., Ltd. ADR(1)	74,500	60,345
Tingyi (Cayman Islands) Holding Corp.	22,000	65,319
Tsingtao Brewery Co., Ltd., Class H	8,000	43,156
Want Want China Holdings, Ltd.	61,000	83,047
Weichai Power Co., Ltd., Class H	15,200	53,586
WuXi PharmaTech (Cayman), Inc. ADR(1)	1,900	26,961
Yangzijiang Shipbuilding Holdings, Ltd.	61,000	44,985
Yanzhou Coal Mining Co., Ltd., Class H	86,000	128,194
Zhongsheng Group Holdings, Ltd.	17,000	21,832
ZTE Corp., Class H	37,400	52,440

		$5,644,851

Colombia — 0.4%
Almacenes Exito SA	6,100	$116,288
Banco de Bogota	1,300	38,679
Bancolombia SA ADR, PFC Shares	2,100	134,442
Cia Colombiana de Inversiones SA	14,300	42,546
Ecopetrol SA	55,100	163,937
Empresa de Energia de Bogota SA	29,900	21,383
Grupo Aval Acciones y Valores SA	56,100	39,814
Grupo Aval Acciones y Valores SA, PFC Shares	61,500	43,479
Grupo de Inversiones Suramericana	3,600	70,280
Grupo Nutresa SA	7,200	96,301
Grupo Odinsa SA	3,356	17,570
Interconexion Electrica SA	12,300	66,611
Inversiones Argos SA	4,700	53,728
Inversiones Argos SA, PFC Shares	2,500	27,842
ISAGEN SA ESP	31,400	44,055

		$976,955

Czech Republic — 0.3%
CEZ AS	12,000	$443,452
Komercni Banka AS	1,110	227,140
New World Resources PLC, Class A	15,550	66,709
Pegas Nonwovens SA	3,630	83,421
Unipetrol AS(1)	8,100	70,306

		$891,028

Security	Shares	Value

Denmark — 0.8%
A.P. Moller – Maersk A/S, Class A	17	$112,639
A.P. Moller – Maersk A/S, Class B	20	139,593
Carlsberg A/S, Class B	150	12,948
Coloplast A/S	1,437	315,200
Danske Bank A/S(1)	2,209	34,557
DSV A/S	6,961	156,581
Novo Nordisk A/S, Class B	4,709	754,925
Novozymes A/S, Class B	9,565	264,271
TDC A/S	6,980	48,125
Tryg A/S	1,451	94,741
William Demant Holding A/S(1)	978	84,112

		$2,017,692

Egypt — 0.4%
Alexandria Mineral Oils Co.	3,300	$42,106
Amer Group Holding(1)	188,800	22,262
Commercial International Bank	26,300	163,330
Eastern Tobacco	2,550	38,827
Egypt Kuwaiti Holding Co.	35,600	44,895
Egyptian Financial Group-Hermes Holding SAE(1)	25,300	48,293
Egyptian International Pharmaceutical Industrial Co.	6,300	40,447
El Sewedy Cables Holding Co.	2,000	8,709
Ezz Steel	23,000	38,422
Juhayna Food Industries	47,300	51,115
Orascom Construction Industries (OCI)	4,000	168,197
Orascom Telecom Holding SAE(1)	190,500	112,140
Orascom Telecom Media and Technology Holding SAE	173,500	17,035
Sidi Kerir Petrochemicals Co.	16,100	35,105
Talaat Moustafa Group(1)	57,300	44,781
Telecom Egypt	24,800	56,039

		$931,703

Finland — 0.6%
Elisa Oyj	6,836	$146,693
Fortum Oyj	5,542	102,571
Kesko Oyj, Class B	860	26,893
Kone Oyj, Class B	5,420	388,663
Nokia Oyj	17,747	47,713
Nokian Renkaat Oyj	3,771	157,050
Orion Oyj, Class B	5,086	125,846
Pohjola Bank PLC, Class A	3,625	49,450
Sampo Oyj	6,020	188,748
Stora Enso Oyj	7,820	49,466
UPM-Kymmene Oyj	1,212	13,013
Wartsila Oyj	4,418	178,918

		$1,475,024

19	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

France — 1.3%
Air Liquide SA	3,948	$466,069
Alcatel-Lucent(1)	131,667	134,627
Carrefour SA	2,148	51,876
Compagnie Generale des Etablissements Michelin, Class B	1,920	165,513
Dassault Systemes SA	1,901	200,563
Essilor International SA	1,948	175,658
Eutelsat Communications SA	3,857	123,504
France Telecom SA	3,371	37,679
GDF Suez	6,952	159,565
Iliad SA	189	29,124
Imerys SA	706	39,718
L’Oreal SA	4,264	543,436
LVMH Moet Hennessy Louis Vuitton SA	2,699	438,806
Natixis	8,696	28,541
PPR SA	148	26,091
Safran SA	2,605	103,767
Sanofi	2,359	207,185
SES SA	2,365	65,463
Societe BIC SA	1,002	122,268
Sodexo	875	67,406
Suez Environnement Co. SA	2,287	24,278
Thales SA	520	18,305
Total SA	1,640	82,607
Unibail-Rodamco SE	90	20,271

		$3,332,320

Germany — 1.3%
Adidas AG	1,161	$98,960
Bayerische Motoren Werke AG	2,599	207,779
Bayerische Motoren Werke AG, PFC Shares	1,948	107,916
Beiersdorf AG	2,859	207,991
Brenntag AG	228	28,769
Continental AG	775	78,004
Daimler AG	3,264	152,902
Deutsche Lufthansa AG	1,799	27,523
Deutsche Post AG	6,942	137,632
Deutsche Telekom AG	7,347	83,818
E.ON AG	1,092	24,859
Fraport AG	277	16,255
Fresenius Medical Care AG & Co. KGaA	261	18,339
Hannover Rueckversicherung AG	560	39,454
Henkel AG & Co. KGaA	1,706	110,462
Henkel AG & Co. KGaA, PFC Shares	2,203	176,147
Linde AG	2,164	364,163
Porsche Automobil Holding SE, PFC Shares	486	32,394
SAP AG	11,713	854,147

Security	Shares	Value

Germany (continued)
Siemens AG	2,409	$242,728
United Internet AG	5,941	118,891
Volkswagen AG	97	18,969
Volkswagen AG, PFC Shares	846	175,651

		$3,323,753

Greece — 0.1%
Coca-Cola Hellenic Bottling Co. SA(1)	3,475	$74,424
OPAP SA	14,989	95,805

		$170,229

Hong Kong — 1.0%
Bank of East Asia, Ltd.	32,200	$118,748
BOC Hong Kong (Holdings), Ltd.	71,500	219,683
Cathay Pacific Airways, Ltd.	53,000	95,993
Cheung Kong Infrastructure Holdings, Ltd.	25,000	146,633
CLP Holdings, Ltd.	24,000	204,489
Hang Lung Group, Ltd.	5,000	29,457
Hang Seng Bank, Ltd.	27,000	414,167
Hong Kong & China Gas Co., Ltd.	117,800	313,473
Hopewell Holdings, Ltd.	23,500	84,781
Link REIT (The)	84,500	419,366
MTR Corp., Ltd.	40,500	157,455
Power Assets Holdings, Ltd.	38,500	327,155
Wing Hang Bank, Ltd.	6,500	68,847

		$2,600,247

Hungary — 0.3%
EGIS Pharmaceuticals PLC	340	$27,362
FHB Mortgage Bank Rt.(1)	3,500	7,621
Magyar Telekom Rt.	66,340	123,106
MOL Hungarian Oil & Gas Rt.	3,020	262,707
OTP Bank Rt.	13,220	251,939
Richter Gedeon Rt.	1,250	232,729

		$905,464

India — 0.1%
Dr. Reddy’s Laboratories, Ltd. ADR	1,500	$48,810
Infosys, Ltd. ADR	6,800	295,256

		$344,066

Indonesia — 0.7%
Adaro Energy Tbk PT	287,500	$40,773
AKR Corporindo Tbk PT	76,500	35,244

20	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Indonesia (continued)
Bank Central Asia Tbk PT	146,000	$124,255
Bank Mandiri Tbk PT	128,000	109,348
Bank Negara Indonesia Persero Tbk PT	133,000	53,069
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	358,000	40,782
Bank Rakyat Indonesia Tbk PT	145,500	111,498
Bumi Resources Tbk PT	560,000	38,225
Energi Mega Persada Tbk PT(1)	1,737,000	16,339
Gudang Garam Tbk PT	19,500	99,437
Indo Tambangraya Megah Tbk PT	11,000	46,321
Indocement Tunggal Prakarsa Tbk PT	41,000	91,004
Indofood Sukses Makmur Tbk PT	153,500	90,824
Jasa Marga Tbk PT	52,500	31,616
Kalbe Farma Tbk PT	645,000	64,980
Lippo Karawaci Tbk PT	274,500	26,490
Media Nusantara Citra Tbk PT	120,000	35,192
Perusahaan Gas Negara Tbk PT	206,500	99,596
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	204,500	49,276
Semen Gresik (Persero) Tbk PT	64,000	98,946
Surya Semesta Internusa Tbk PT	462,500	56,557
Tambang Batubara Bukit Asam Tbk PT	30,500	50,583
Telekomunikasi Indonesia Tbk PT	202,000	205,163
Unilever Indonesia Tbk PT	41,500	112,242
United Tractors Tbk PT	37,000	80,789
XL Axiata Tbk PT	76,000	54,065

		$1,862,614

Ireland — 0.4%
Accenture PLC, Class A	4,815	$324,579
CRH PLC	8,775	163,335
Elan Corp. PLC(1)	9,358	101,844
Kerry Group PLC, Class A	7,880	411,977

		$1,001,735

Israel — 0.5%
Bank Hapoalim B.M.(1)	33,193	$130,584
Bank Leumi Le-Israel B.M.(1)	37,387	120,508
Bezeq Israeli Telecommunication Corp., Ltd.	32,974	40,172
Delek Group, Ltd.	104	19,776
Elbit Systems, Ltd.	1,930	67,900
Israel Chemicals, Ltd.	6,130	76,690
Israel Corp., Ltd.	132	89,703
Mellanox Technologies, Ltd. (1)	1,757	132,596
Mizrahi Tefahot Bank, Ltd.(1)	7,531	68,385
NICE Systems, Ltd.(1)	3,684	123,056
Teva Pharmaceutical Industries, Ltd. ADR	9,839	397,693

		$1,267,063

Security	Shares	Value

Italy — 0.8%
Atlantia SpA	3,644	$60,272
Autogrill SpA	5,154	52,758
Enel Green Power SpA	7,388	12,583
Enel SpA	5,639	21,235
ENI SpA	37,291	858,100
Luxottica Group SpA	4,080	155,725
Pirelli & C. SpA	15,972	185,541
Saipem SpA	4,323	194,790
Snam Rete Gas SpA	64,096	284,032
Telecom Italia SpA	13,750	12,686
Telecom Italia SpA, PFC Shares	67,529	54,075
Tenaris SA	2,360	44,237
Terna Rete Elettrica Nazionale SpA	55,693	209,394

		$2,145,428

Japan — 2.3%
ABC-Mart, Inc.	1,500	$65,785
Air Water, Inc.	3,000	37,591
All Nippon Airways Co., Ltd.	10,000	21,179
Aozora Bank, Ltd.	8,000	22,560
Bank of Kyoto, Ltd. (The)	12,000	103,143
Bank of Yokohama, Ltd. (The)	32,000	147,265
Benesse Holdings, Inc.	500	24,084
Bridgestone Corp.	1,300	30,367
Canon, Inc.	700	22,750
Chiba Bank, Ltd. (The)	15,000	87,617
Chugai Pharmaceutical Co., Ltd.	5,700	115,489
Chugoku Bank, Ltd. (The)	12,000	165,150
Daihatsu Motor Co., Ltd.	9,000	157,512
Dainippon Sumitomo Pharma Co., Ltd.	6,400	73,611
Electric Power Development Co., Ltd.	600	15,368
Gunma Bank, Ltd. (The)	21,000	101,313
Hachijuni Bank, Ltd. (The)	18,000	92,984
Hamamatsu Photonics K.K.	4,600	159,484
Hirose Electric Co., Ltd.	300	32,111
Hiroshima Bank, Ltd. (The)	23,000	81,815
Honda Motor Co., Ltd.	2,300	69,145
Hoya Corp.	1,500	30,379
Isetan Mitsukoshi Holdings, Ltd.	2,500	24,471
ITOCHU Techno-Solutions Corp.	1,000	51,736
Iyo Bank, Ltd. (The)	8,000	61,854
Japan Prime Realty Investment Corp.	7	21,097
Japan Real Estate Investment Corp.	3	30,040
Joyo Bank, Ltd. (The)	3,000	14,519
JX Holdings, Inc.	6,700	35,685
Kamigumi Co., Ltd.	9,000	72,585

21	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Japan (continued)
Kansai Paint Co., Ltd.	8,000	$86,178
Keikyu Corp.	3,000	28,254
Keio Corp.	21,000	159,375
Keyence Corp.	1,300	345,135
Kintetsu Corp.	15,000	58,785
Kyowa Hakko Kirin Co., Ltd.	9,000	95,798
Lawson, Inc.	700	51,443
McDonald’s Holdings Co. (Japan), Ltd.	4,000	111,145
Miraca Holdings, Inc.	500	21,116
Mitsubishi Logistics Corp.	4,000	51,586
Mitsubishi Motors Corp.(1)	35,000	30,169
Mitsubishi Tanabe Pharma Corp.	3,900	56,217
Mizuho Financial Group, Inc.	16,500	25,817
NGK Spark Plug Co., Ltd.	6,000	67,191
Nidec Corp.	400	28,466
Nippon Telegraph & Telephone Corp.	300	13,718
Nishi-Nippon City Bank, Ltd. (The)	26,000	59,286
Nitori Co., Ltd.	400	32,665
NTT DoCoMo, Inc.	219	317,337
Odakyu Electric Railway Co., Ltd.	19,000	201,605
Ono Pharmaceutical Co., Ltd.	2,600	156,986
Oracle Corp. Japan	1,600	71,154
Oriental Land Co., Ltd.	1,400	190,967
Osaka Gas Co., Ltd.	7,000	28,851
Rakuten, Inc.	20,929	188,135
Rinnai Corp.	1,000	68,300
Sankyo Co., Ltd.	1,100	49,837
Santen Pharmaceutical Co., Ltd.	3,100	135,797
Seven Bank, Ltd.	8,300	23,730
Shizuoka Bank, Ltd. (The)	22,000	225,016
Sumitomo Metal Mining Co., Ltd.	3,000	39,509
Sumitomo Rubber Industries, Ltd.	2,500	29,473
Suruga Bank, Ltd.	7,000	84,063
Suzuken Co., Ltd.	2,200	69,447
Sysmex Corp.	600	28,212
Taisho Pharmaceutical Holdings Co., Ltd.	200	16,152
Takashimaya Co., Ltd.	3,000	19,732
Takeda Pharmaceutical Co., Ltd.	1,400	65,073
Toho Gas Co., Ltd.	18,000	109,096
Tokyo Gas Co., Ltd.	16,000	84,783
TonenGeneral Sekiyu K.K.	15,000	136,127
Tsumura & Co.	800	25,583
Unicharm Corp.	3,900	211,009
USS Co., Ltd.	910	95,679
Yahoo! Japan Corp.	61	20,993
Yakult Honsha Co., Ltd.	600	27,952

Security	Shares	Value

Japan (continued)
Yamaguchi Financial Group, Inc.	3,000	$24,856
Yamato Holdings Co., Ltd.	1,900	28,944
Yokogawa Electric Corp.	1,400	15,937

		$6,081,368

Kuwait — 0.3%
Al Ahli Bank of Kuwait KSC	10,500	$22,964
Boubyan Bank KSC(1)	15,000	33,572
Boubyan Petrochemicals Co.	35,000	69,729
Burgan Bank SAK	15,000	27,164
Commercial Bank of Kuwait SAK(1)	20,000	47,473
Gulf Bank(1)	35,750	52,015
Gulf Cable and Electrical Industries Co.	10,000	38,402
Kuwait Finance House KSC	25,800	68,703
Kuwait Foods Co. (Americana)	2,500	14,288
Kuwait Pipes Industries & Oil Services Co.(1)	60,000	23,422
Mabanee Co. SAKC	15,000	61,028
Mobile Telecommunications Co.	65,700	172,629
National Bank of Kuwait SAK	45,750	155,720
National Industries Group Holding(1)	57,700	42,205
Sultan Center Food Products Co.(1)	74,929	27,537

		$856,851

Malaysia — 0.7%
Airasia Bhd	23,600	$23,424
AMMB Holdings Bhd	19,900	41,609
Axiata Group Bhd	43,300	92,675
Batu Kawan Bhd	8,600	50,690
Boustead Holdings Bhd	12,050	19,798
British American Tobacco Malaysia Bhd	2,300	47,664
Dialog Group Bhd	58,400	45,915
Digi.com Bhd	33,100	57,591
Gamuda Bhd	40,100	47,420
Genting Bhd	28,200	81,716
Hong Leong Bank Bhd	14,300	68,848
IJM Corp. Bhd	22,200	36,436
IOI Corp. Bhd	49,900	82,724
Kuala Lumpur Kepong Bhd	9,400	66,004
Lafarge Malayan Cement Bhd	13,500	43,202
Malayan Banking Bhd	38,300	113,301
Malaysian Resources Corp. Bhd	41,600	23,933
Maxis Bhd	25,400	57,996
Multi-Purpose Holdings Bhd	23,600	28,078
Parkson Holdings Bhd	30,000	47,677
Petronas Chemicals Group Bhd	55,900	119,066

22	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Malaysia (continued)
Petronas Dagangan Bhd	8,800	$63,688
PPB Group Bhd	12,300	54,285
Public Bank Bhd	13,900	72,443
Resorts World Bhd	59,800	70,361
RHB Capital Bhd	21,100	51,859
Sapurakencana Petroleum Bhd(1)	56,897	46,748
Sime Darby Bhd	61,600	197,600
Telekom Malaysia Bhd	29,400	57,639
Tenaga Nasional Bhd	33,300	75,761

		$1,886,151

Mexico — 1.4%
Alfa SAB de CV, Series A	95,800	$176,031
America Movil SAB de CV ADR, Series L	32,000	809,280
Bolsa Mexicana de Valores SAB de CV	26,300	58,248
Cemex SAB de CV ADR(1)	23,004	207,956
Coca Cola Femsa SAB de CV ADR	500	63,955
Compartamos SAB de CV	39,900	53,783
Corporacion GEO SAB de CV, Series B(1)	4,400	5,282
Embotelladoras Arca SAB de CV	9,900	71,827
Empresas ICA SAB de CV(1)	20,700	44,739
Fomento Economico Mexicano SA de CV ADR	2,400	217,464
Genomma Lab Internacional SA de CV(1)	9,700	19,409
Grupo Aeroportuario del Pacifico SAB de CV ADR	600	28,572
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,800	36,720
Grupo Bimbo SA de CV, Series A	36,500	84,936
Grupo Carso SA de CV, Series A1	13,600	49,232
Grupo Elektra SA de CV	1,000	41,378
Grupo Financiero Banorte SAB de CV, Class O	56,800	315,797
Grupo Financiero Inbursa SAB de CV, Class O	95,500	253,811
Grupo Mexico SAB de CV, Series B	65,343	209,593
Grupo Modelo SA de CV, Series C	8,400	74,031
Grupo Televisa SA ADR	5,000	113,000
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	6,400	11,007
Industrias CH SAB de CV, Series B(1)	5,100	29,597
Industrias Penoles SA de CV	2,700	135,062
Inmuebles Carso SAB de CV(1)	8,000	6,214
Kimberly-Clark de Mexico SAB de CV, Class A	25,000	60,600
Mexichem SAB de CV	15,232	75,497
Minera Frisco SAB de CV(1)	12,200	48,263
Promotora y Operadora de Infraestructura SAB de CV(1)	10,300	53,490
TV Azteca SAB de CV, Series CPO	39,000	24,513
Wal-Mart de Mexico SAB de CV, Series V	67,500	198,623

		$3,577,910

Security	Shares	Value

Morocco — 0.4%
Afriquia Gaz	110	$20,861
Alliances Developpement Immobilier SA	489	32,891
Attijariwafa Bank	5,100	192,094
Banque Centrale Populaire	4,000	92,191
Banque Marocaine du Commerce Exterieur (BMCE)	3,100	64,292
Cie Miniere de Touissit	110	19,263
Ciments du Maroc	400	36,451
Cosumar Compagnie Sucriere Marocaine et de Raffinage	100	18,479
Delta Holding SA	1,800	7,789
Douja Promotion Groupe Addoha SA	11,600	83,870
Lafarge Ciments	400	62,683
Managem	400	73,703
Maroc Telecom	21,800	274,349

		$978,916

Netherlands — 1.0%
Akzo Nobel NV	4,706	$256,139
ASML Holding NV	11,461	630,037
European Aeronautic Defence and Space Co. NV	7,168	255,109
Gemalto NV	337	30,438
Heineken Holding NV	1,465	74,433
Heineken NV	4,009	247,406
Koninklijke Ahold NV	24,653	313,945
Koninklijke DSM NV	3,945	202,867
Koninklijke KPN NV	37,806	238,316
Koninklijke Vopak NV	1,100	76,582
QIAGEN NV(1)	6,848	119,299
Reed Elsevier NV	4,414	59,251
Unilever NV	5,995	220,344

		$2,724,166

New Zealand — 0.1%
Auckland International Airport, Ltd.	57,862	$127,635
Chorus, Ltd.	8,812	24,479
Contact Energy, Ltd.(1)	13,196	60,090
Fletcher Building, Ltd.	15,850	91,675
Sky City Entertainment Group, Ltd.	9,328	29,751
Telecom Corporation of New Zealand, Ltd.	32,008	63,276

		$396,906

Norway — 0.6%
Aker Solutions ASA	4,895	$96,463
Gjensidige Forsikring ASA	2,549	37,221
Norsk Hydro ASA	52,769	237,567
Orkla ASA	27,033	214,145

23	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Norway (continued)
Seadrill, Ltd.	4,836	$195,956
Statoil ASA	15,791	388,916
Telenor ASA	23,108	454,491
Yara International ASA	889	41,897

		$1,666,656

Peru — 0.4%
Alicorp SA	38,300	$108,626
Cia de Minas Buenaventura SA ADR	4,600	164,496
Credicorp, Ltd. ADR	1,640	212,118
Ferreyros SA	28,063	23,282
Grana y Montero SA	23,300	80,829
Intergroup Financial Services Corp.	500	16,000
Luz del Sur SAA	6,300	20,129
Minsur SA	20,900	18,952
Sociedad Minera Cerro Verde SAA(1)	600	24,780
Southern Copper Corp.	4,852	184,861
Union Andina de Cementos SAA	17,000	20,270
Volcan Cia Minera SA, Class B	66,141	64,571

		$938,914

Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	41,200	$48,214
Aboitiz Power Corp.	30,200	24,257
Alliance Global Group, Inc.	94,000	33,898
Ayala Corp.	4,000	42,938
Ayala Land, Inc.	106,900	61,100
Ayala Land, Inc., PFC Shares(2)	65,600	159
Bank of the Philippine Islands	34,400	67,557
DMCI Holdings, Inc.	24,700	32,346
International Container Terminal Services, Inc.	23,200	39,938
JG Summit Holding, Inc.	50,500	40,413
Jollibee Foods Corp.	12,900	33,100
Manila Electric Co.	3,700	25,061
Metro Pacific Investments Corp.	263,000	26,390
Philex Mining Corp.	137,100	49,855
Philex Petroleum Corp.(1)	29,500	18,239
Philippine Long Distance Telephone Co.	1,520	97,552
Puregold Price Club, Inc.	42,100	30,565
Robinsons Land Corp.	89,500	41,270
San Miguel Corp.	9,500	25,133
Semirara Mining Corp.	5,500	29,225
SM Investments Corp.	5,000	97,389
SM Prime Holdings, Inc.	89,500	31,456
Universal Robina Corp.	21,000	36,622

		$932,677

Security	Shares	Value

Poland — 0.7%
Agora SA	14,100	$37,529
AmRest Holdings SE(1)	1,400	34,535
Asseco Poland SA	5,810	72,799
Bank Pekao SA	2,800	134,501
Boryszew SA(1)	93,680	15,551
BRE Bank SA(1)	470	44,412
Budimex SA	710	12,057
Cyfrowy Polsat SA(1)	17,244	78,240
Emperia Holding SA	1,350	22,841
Enea SA	4,500	21,743
Eurocash SA	6,240	76,565
ING Bank Slaski SA(1)	1,400	38,203
Jastrzebska Spolka Weglowa SA	1,200	32,702
KGHM Polska Miedz SA	3,213	161,919
Lubelski Wegiel Bogdanka SA	1,040	39,159
Netia SA(1)	13,000	23,662
NG2 SA	2,690	49,471
Polimex-Mostostal SA(1)	32,200	5,673
Polish Oil & Gas(1)	44,800	55,499
Polska Grupa Energetyczna SA	25,610	138,959
Polski Koncern Naftowy Orlen SA(1)	7,480	102,518
Powszechna Kasa Oszczednosci Bank Polski SA	18,250	204,007
Powszechny Zaklad Ubezpieczen SA	1,417	165,756
Tauron Polska Energia SA	47,400	65,556
Telekomunikacja Polska SA	23,350	88,546
TVN SA	24,240	53,138
Zaklady Azotowe Pulawy SA	120	4,491

		$1,780,032

Portugal — 0.1%
EDP-Energias de Portugal SA	46,501	$126,395
Galp Energia SGPS SA, Class B	2,862	45,815
Jeronimo Martins SGPS SA	7,997	139,996
Portugal Telecom SGPS SA	7,749	38,968

		$351,174

Qatar — 0.4%
Aamal Co. QSC(1)	6,300	$27,062
Commercial Bank of Qatar	1,900	37,500
Doha Bank, Ltd.	2,600	39,004
Gulf International Services QSC	3,900	32,205
Industries Qatar	4,350	181,460
Masraf Al Rayan	11,950	86,667
Qatar Electricity & Water Co.	1,400	51,164
Qatar Gas Transport Co., Ltd. (NAKILAT)	13,000	55,308

24	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Qatar (continued)
Qatar Islamic Bank	2,500	$52,649
Qatar National Bank	5,448	200,227
Qatar National Cement Co.	600	16,808
Qatar National Navigation	1,500	26,496
Qatar Telecom QSC	4,394	127,373

		$933,923

Russia — 1.3%
CTC Media, Inc.	3,900	$32,721
E.ON Russia JSC	607,000	49,702
Etalon Group, Ltd. GDR(1)(3)	4,600	26,588
Federal Grid Co. Unified Energy System JSC(1)	7,226,300	47,123
Federal Hydrogenerating Co. JSC ADR	28,000	66,537
KamAZ(1)	13,000	15,880
LUKOIL OAO ADR	5,700	345,923
Magnit OJSC	1,570	223,277
Mail.ru Group, Ltd. GDR(3)	1,800	60,100
Mechel ADR	11,100	70,485
MMC Norilsk Nickel GDR	9,100	139,872
Mobile TeleSystems OJSC	28,800	211,958
Novolipetsk Steel GDR(3)	2,500	47,292
OAO Gazprom ADR	62,400	573,143
OAO Inter Rao Ues(1)	41,577,400	33,553
Pharmstandard OJSC GDR(1)(3)	2,600	38,220
PIK Group GDR(1)(3)	9,700	20,952
Rosneft Oil Co. GDR(1)(3)	15,300	113,387
Rostelecom	30,700	120,984
Sberbank of Russia ADR	46,500	549,883
Severstal OAO GDR(3)	4,600	55,829
Surgutneftegas OJSC ADR	13,600	119,012
Surgutneftegas OJSC ADR, PFC Shares	130,200	80,568
Tatneft ADR	3,000	116,292
Uralkali OJSC GDR(3)	3,400	133,661
VimpelCom, Ltd. ADR	5,800	63,916
VTB Bank OJSC GDR(3)	30,500	105,287
X5 Retail Group NV GDR(1)(3)	2,900	54,955
Yandex NV, Class A(1)	1,300	30,264

		$3,547,364

Singapore — 0.9%
Ascendas Real Estate Investment Trust	74,000	$142,779
CapitaMall Trust	18,000	30,971
ComfortDelGro Corp., Ltd.	14,000	19,360
DBS Group Holdings, Ltd.	54,000	613,247

Security	Shares	Value

Singapore (continued)
Fraser and Neave, Ltd.	1,000	$7,492
Oversea-Chinese Banking Corp., Ltd.	53,000	393,915
Singapore Airlines, Ltd.	23,000	199,331
Singapore Press Holdings, Ltd.	50,000	165,324
Singapore Technologies Engineering, Ltd.	30,000	86,342
Singapore Telecommunications, Ltd.	114,000	300,278
StarHub, Ltd.	11,000	33,095
United Overseas Bank, Ltd.	18,000	268,430
UOL Group, Ltd.	25,000	115,675

		$2,376,239

South Africa — 1.4%
ABSA Group, Ltd.	4,500	$72,148
Adcock Ingram Holdings, Ltd.	5,800	38,764
AECI, Ltd.	2,500	21,241
African Bank Investments, Ltd.	12,000	40,604
African Rainbow Minerals, Ltd.	1,000	20,968
Anglo Platinum, Ltd.	800	37,192
AngloGold Ashanti, Ltd.	4,300	145,277
Aquarius Platinum, Ltd.	15,400	9,340
Aveng, Ltd.	14,200	50,825
AVI, Ltd.	7,900	52,091
Barloworld, Ltd.	7,500	60,777
Bidvest Group, Ltd.	7,500	179,017
Capital Property Fund	19,700	22,657
Clicks Group, Ltd.	6,800	46,913
Discovery Holdings, Ltd.	7,500	47,985
FirstRand, Ltd.	26,600	88,408
Harmony Gold Mining Co., Ltd.	5,600	45,880
Impala Platinum Holdings, Ltd.	6,286	113,333
Imperial Holdings, Ltd.	3,400	77,278
Kumba Iron Ore, Ltd.	1,000	62,545
Kumba Resources, Ltd.	2,200	43,992
Liberty Holdings, Ltd.	2,300	26,669
Massmart Holdings, Ltd.	2,200	44,255
Mediclinic International, Ltd.	9,600	52,137
MMI Holdings, Ltd.	18,700	45,121
Mondi, Ltd.	3,100	33,550
Mr. Price Group, Ltd.	4,200	64,942
MTN Group, Ltd.	37,800	683,025
Murray & Roberts Holdings, Ltd.(1)	11,600	30,157
Nampak, Ltd.	9,600	32,015
Nedbank Group, Ltd.	2,200	45,364
Netcare, Ltd.	26,000	53,964
Remgro, Ltd.	6,000	102,786
Reunert, Ltd.	5,500	48,436

25	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

South Africa (continued)
RMB Holdings, Ltd.	12,000	$52,720
Sanlam, Ltd.	22,500	100,549
Sasol, Ltd.	5,400	230,040
Shoprite Holdings, Ltd.	5,100	104,881
Spar Group, Ltd.	3,300	46,256
Standard Bank Group, Ltd.	13,900	171,640
Steinhoff International Holdings, Ltd.(1)	24,600	82,767
Sun International, Ltd.	4,200	46,721
Telkom South Africa, Ltd.(1)	7,300	15,400
Tiger Brands, Ltd.	2,600	82,667
Truworths International, Ltd.	7,200	78,405
Vodacom Group (Pty), Ltd.	8,900	112,116
Wilson Bayly Holmes-Ovcon, Ltd.	3,100	50,797
Woolworths Holdings, Ltd.	10,500	79,275

		$3,793,890

South Korea — 1.4%
Asiana Airlines, Inc.(1)	3,000	$17,310
BS Financial Group, Inc.	5,220	59,084
Celltrion, Inc.	2,625	64,651
Cheil Industries, Inc.	670	57,356
Cheil Worldwide, Inc.	2,670	51,427
CJ Corp.	300	29,260
Dongbu Insurance Co., Ltd.	1,430	64,799
Hankook Tire Co., Ltd.(1)	1,560	65,799
Hankook Tire Worldwide Co., Ltd.	3,569	46,065
Hite-Jinro Co., Ltd.	2,800	82,764
Honam Petrochemical Corp.	270	55,175
Hynix Semiconductor, Inc.(1)	2,810	63,969
Hyundai Glovis Co., Ltd.	290	60,308
Hyundai Heavy Industries Co., Ltd.	280	58,677
Hyundai Marine & Fire Insurance Co., Ltd.	1,900	61,320
Hyundai Merchant Marine Co., Ltd.(1)	1,080	25,988
Hyundai Motor Co.	1,000	205,519
Hyundai Steel Co.	700	50,296
Industrial Bank of Korea	4,750	52,217
Kangwon Land, Inc.	2,740	63,772
Korea Electric Power Corp.(1)	3,470	90,005
Korea Express Co., Ltd.(1)	100	10,406
Korea Zinc Co., Ltd.	170	69,639
Korean Air Lines Co., Ltd.(1)	660	29,593
Korean Reinsurance Co.	4,578	44,862
KT&G Corp.	1,080	82,184
LG Chem, Ltd.	460	129,039
LG Corp.	870	53,058
LG Display Co., Ltd.(1)	1,210	35,910
LG Electronics, Inc.	1,050	73,050

Security	Shares	Value

South Korea (continued)
LG Hausys, Ltd.	540	$38,801
LIG Insurance Co., Ltd.	2,290	58,241
NHN Corp.	330	76,332
POSCO	760	238,909
S-Oil Corp.	590	53,950
Samsung C&T Corp.	990	53,774
Samsung Electro-Mechanics Co., Ltd.	350	29,933
Samsung Electronics Co., Ltd.	565	678,021
Samsung Engineering Co., Ltd.	370	48,297
Samsung Fine Chemicals Co., Ltd.	470	29,977
Samsung Fire & Marine Insurance Co., Ltd.	550	120,068
Samsung Heavy Industries Co., Ltd.	1,900	57,985
Samsung Life Insurance Co., Ltd.	1,380	118,849
Samsung Securities Co., Ltd.	1,500	67,104
SK Broadband Co., Ltd.(1)	7,780	28,453
SK Chemicals Co., Ltd.	510	31,434
SK Telecom Co., Ltd. ADR	4,600	71,898
TONGYANG Securities, Inc.	9,480	33,403
Woori Finance Holdings Co., Ltd.	6,060	57,207

		$3,746,138

Spain — 0.9%
Abertis Infraestructuras SA	7,619	$115,076
Acerinox SA	5,359	55,938
ACS Actividades de Construccion y Servicios SA	1,151	24,598
Amadeus IT Holding SA, Class A	5,522	136,793
CaixaBank SA	23,817	90,453
Distribuidora Internacional de Alimentacion SA	4,948	29,976
Enagas	8,349	166,083
Ferrovial SA	16,609	235,022
Grifols SA(1)	4,111	142,778
Iberdrola SA	8,261	42,783
Indra Sistemas SA	4,503	51,523
Industria de Diseno Textil SA	3,421	436,835
International Consolidated Airlines Group SA(1)	13,289	34,982
Red Electrica Corp. SA	3,289	154,319
Repsol SA	7,962	159,565
Telefonica SA	21,422	282,744
Zardoya Otis SA	8,452	104,542

		$2,264,010

Sweden — 0.8%
Atlas Copco AB, Class A	1,107	$27,223
Boliden AB	14,597	255,793
Hennes & Mauritz AB, Class B	7,766	263,318

26	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Sweden (continued)
Holmen AB, Class B	3,062	$90,235
Investor AB, Class B	6,033	133,174
Lundin Petroleum AB(1)	1,265	30,352
Millicom International Cellular SA SDR	1,492	128,811
Nordea Bank AB	34,418	312,848
Scania AB, Class B	2,369	45,202
Skandinaviska Enskilda Banken AB, Class A	15,422	127,968
Skanska AB, Class B	8,481	132,855
Svenska Cellulosa AB, Class B	3,080	60,048
Swedbank AB, Class A	7,841	145,643
Tele2 AB, Class B	8,723	145,612
Telefonaktiebolaget LM Ericsson, Class B	5,785	51,250
TeliaSonera AB	40,021	263,107

		$2,213,439

Switzerland — 1.3%
Actelion, Ltd.(1)	2,628	$126,847
Adecco SA	2,368	114,830
Baloise Holding AG	532	44,404
Geberit AG	193	39,863
Givaudan SA(1)	88	88,025
Nestle SA	15,544	986,860
Novartis AG	7,290	439,591
Roche Holding AG PC	2,322	447,276
Schindler Holding AG	1,178	152,599
Schindler Holding AG PC	196	25,868
Sonova Holding AG(1)	1,282	129,093
Sulzer AG	328	47,562
Swatch Group, Ltd. (The), Bearer Shares	365	151,083
Swiss Reinsurance Co., Ltd.	4,317	298,725
Swisscom AG	528	219,786
Tyco International, Ltd.	2,444	65,670
Zurich Insurance Group AG(1)	482	118,823

		$3,496,905

Taiwan — 1.3%
Acer, Inc.(1)	73,000	$56,352
Advanced Semiconductor Engineering, Inc.	112,931	85,221
Ambassador Hotel	22,000	22,682
Asia Cement Corp.	30,900	38,483
Asia Optical Co., Inc.(1)	27,000	24,577
Asustek Computer, Inc.	9,000	96,286
AU Optronics Corp.(1)	197,000	74,578
Catcher Technology Co., Ltd.	15,000	65,105
Cathay Financial Holding Co., Ltd.	89,600	89,840

Security	Shares	Value

Taiwan (continued)
Chang Hwa Commercial Bank	74,520	$37,563
Cheng Shin Rubber Industry Co., Ltd.	25,100	63,165
Chimei Innolux Corp.(1)	195,795	72,921
China Airlines, Ltd.(1)	68,178	26,584
China Development Financial Holding Corp.(1)	132,000	29,460
Chinatrust Financial Holding Co., Ltd.	105,479	58,061
Chong Hong Construction Co., Ltd.	11,110	25,404
Chunghwa Telecom Co., Ltd.	55,000	172,089
Compal Electronics, Inc.	104,000	65,418
Delta Electronics, Inc.	27,000	92,100
EVA Airways Corp.(1)	81,000	46,953
Far Eastern Department Stores, Ltd.	30,680	28,838
Far Eastern International Bank	17,907	6,587
Far Eastern New Century Corp.	74,740	77,270
Far EasTone Telecommunications Co., Ltd.	31,000	71,559
First Financial Holding Co., Ltd.	81,280	46,113
Formosa Chemicals & Fibre Corp.	40,000	94,658
Formosa Petrochemical Corp.	17,000	49,415
Formosa Plastics Corp.	47,000	127,940
Formosan Rubber Group, Inc.	29,000	19,604
Foxconn International Holdings, Ltd.(1)	190,000	65,675
Foxconn Technology Co., Ltd.	18,900	65,539
Fubon Financial Holding Co., Ltd.	70,496	72,225
Giant Manufacturing Co., Ltd.	6,000	30,991
Goldsun Development & Construction Co., Ltd.	63,000	22,190
Hotai Motor Co., Ltd.	6,000	42,673
Hua Nan Financial Holdings Co., Ltd.	45,177	23,714
Kerry TJ Logistics Co., Ltd.	7,000	11,155
Mega Financial Holding Co., Ltd.	89,900	65,303
Nan Ya Plastics Corp.	61,000	107,436
Pou Chen Corp.	50,000	50,547
President Chain Store Corp.	10,000	49,422
Quanta Computer, Inc.	50,000	114,114
Radiant Opto-Electronics Corp.	16,300	67,700
Radium Life Tech Co., Ltd.	32,309	20,088
Ruentex Industries, Ltd.	19,000	42,804
Sanyang Industrial Co., Ltd.(1)	29,000	18,439
Shin Kong Synthetic Fibers Corp.	71,000	21,770
Siliconware Precision Industries Co., Ltd.	71,000	68,993
Sincere Navigation	24,000	20,114
Solar Applied Materials Technology Corp.	7,699	8,580
Standard Foods Corp.	10,480	26,830
Synnex Technology International Corp.	33,000	69,755
Taishin Financial Holdings Co., Ltd.	58,835	21,017
Taiwan Cement Corp.	43,000	55,060
Taiwan Cooperative Financial Holding Co., Ltd.	73,692	38,308

27	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Taiwan (continued)
Taiwan Fertilizer Co., Ltd.	11,000	$26,179
Tong Yang Industry Co., Ltd.	5,200	4,191
TPK Holding Co., Ltd.	5,887	73,840
TTY Biopharm Co., Ltd.	7,480	23,347
Uni-President Enterprises Corp.	61,170	107,990
United Microelectronics Corp.	222,000	82,316
Waterland Financial Holdings	65,520	19,816
Wei Chuan Food Corp.	21,000	22,337
Wistron Corp.	68,100	65,328
Yageo Corp.(1)	120,000	34,711
Yieh Phui Enterprise	63,240	17,613
Yuanta Financial Holding Co., Ltd.	96,000	43,322
Yuen Foong Yu Paper Manufacturing Co., Ltd.	49,000	19,946
Yulon Motor Co., Ltd.	22,000	38,318

		$3,544,522

Thailand — 0.7%
Advanced Info Service PCL(4)	26,500	$170,246
Airports of Thailand PCL(4)	17,900	47,790
Bangkok Bank PCL(4)	8,600	50,548
Bangkok Dusit Medical Services PCL(4)	15,700	54,336
Bank of Ayudhya PCL(4)	53,400	51,550
Banpu PCL(4)	2,300	29,322
BEC World PCL(4)	15,500	29,711
Berli Jucker PCL(4)	18,000	37,627
Big C Supercenter PCL(4)	4,000	24,397
BTS Group Holdings PCL	102,400	19,340
Bumrungrad Hospital PCL(4)	3,800	9,370
Central Pattana PCL(4)	21,300	49,086
Charoen Pokphand Foods PCL(4)	52,900	60,671
CP ALL PCL(4)	73,500	95,035
Delta Electronics (Thailand) PCL(4)	29,900	28,449
Dynasty Ceramic PCL(4)	2,900	4,484
Electricity Generating PCL(4)	7,500	32,005
Esso Thailand PCL(4)	18,000	6,312
Glow Energy PCL(4)	13,700	31,878
Hana Microelectronics PCL(4)	37,700	26,992
Home Product Center PCL(4)	15,960	5,926
IRPC PCL(4)	142,000	19,828
Kasikornbank PCL(4)	16,600	96,526
Krung Thai Bank PCL(4)	72,950	42,884
Land & Houses PCL(4)	82,300	23,004
Minor International PCL(4)	44,000	26,197
PTT Exploration & Production PCL(4)	15,900	85,782
PTT Global Chemical PCL(4)	24,500	48,526
PTT PCL(4)	12,700	131,305

Security	Shares	Value

Thailand (continued)
Ratchaburi Electricity Generating Holding PCL(4)	9,000	$15,853
Robinson Department Store PCL(4)	3,700	7,308
Shin Corp. PCL(4)	15,000	30,621
Siam Cement PCL(4)	4,100	55,407
Siam City Cement PCL(4)	1,600	22,174
Siam Commercial Bank PCL(4)	21,300	111,352
Siam Makro PCL(4)	1,900	28,420
Sino Thai Engineering & Construction PCL(4)	35,300	24,586
Thai Beverage PCL	169,000	60,135
Thai Oil PCL(4)	17,500	37,912
Thai Union Frozen Products PCL(4)	11,160	26,156
Thanachart Capital PCL(4)	19,800	23,795
TMB Bank PCL(4)	355,700	21,246
Total Access Communication PCL(4)	13,600	36,524
TPI Polene PCL(4)	11,900	5,455
True Corp. PCL(1)	206,200	34,203

		$1,880,274

Turkey — 0.7%
Akbank TAS	33,800	$163,084
Akenerji Elektrik Uretim AS(1)	17,000	19,826
Aksa Akrilik Kimya Sanayii AS	1,200	3,152
Anadolu Efes Biracilik ve Malt Sanayii AS	4,000	60,081
Arcelik AS	7,400	48,908
BIM Birlesik Magazalar AS	2,200	102,200
Cimsa Cimento Sanayi ve Ticaret AS	4,600	21,750
Coca-Cola Icecek AS	1,500	29,146
Dogan Sirketler Grubu Holding AS(1)	10,000	4,350
Eczacibasi Ilac Sanayi ve Ticaret AS	2,500	2,650
Enka Insaat ve Sanayi AS	24,976	66,330
Eregli Demir ve Celik Fabrikalari TAS	56,200	66,778
Ford Otomotiv Sanayi AS	2,100	21,541
Haci Omer Sabanci Holding AS	17,200	90,829
Ihlas Holding AS(1)	44,800	32,734
Is Gayrimenkul Yatirim Ortakligi AS	23,800	19,250
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	38,500	28,343
KOC Holding AS	23,520	110,501
Koza Altin Isletmeleri AS	1,900	41,399
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	9,300	23,612
Petkim Petrokimya Holding AS	15,600	17,844
Tekfen Holding AS	6,700	24,244
Tofas Turk Otomobil Fabrikasi AS	4,800	26,797
Trakya Cam Sanayii AS(1)	2,530	3,096
Tupras-Turkiye Petrol Rafinerileri AS	4,500	110,061
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	23,500	54,433
Turk Sise ve Cam Fabrikalari AS	21,446	31,353

28	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

Turkey (continued)
Turk Telekomunikasyon AS	18,100	$70,749
Turkcell Iletisim Hizmetleri AS(1)	25,900	158,238
Turkiye Garanti Bankasi AS	39,700	189,685
Turkiye Halk Bankasi AS	5,800	51,171
Turkiye Is Bankasi	24,300	82,742
Turkiye Sinai Kalkinma Bankasi AS	25,025	28,770
Turkiye Vakiflar Bankasi TAO	19,300	45,461
Ulker Gida Sanayi ve Ticaret AS	5,300	24,045
Yapi ve Kredi Bankasi AS(1)	16,600	42,639
Yazicilar Holding AS	3,200	25,607

		$1,943,399

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank (PJSC)	132,000	$118,402
Abu Dhabi National Hotels	13,000	6,428
Air Arabia (PJSC)	286,700	53,314
Aldar Properties (PJSC)	119,000	43,458
DP World, Ltd.	18,000	212,912
Dubai Financial Market(1)	107,700	29,594
Dubai Islamic Bank (PJSC)	26,000	14,277
Emaar Properties (PJSC)	164,700	161,204
First Gulf Bank (PJSC)	25,200	71,270
National Bank of Abu Dhabi (PJSC)	53,835	145,082
Ras Al Khaimah Ceramics(1)	82,200	26,661
Union National Bank	61,500	51,728

		$934,330

United Kingdom — 2.7%
Associated British Foods PLC	4,094	$91,618
AstraZeneca PLC	10,627	492,825
BAE Systems PLC	57,966	292,569
BHP Billiton PLC	9,231	295,865
BP PLC	56,900	406,357
Bunzl PLC	1,911	31,655
Burberry Group PLC	8,212	154,944
Centrica PLC	79,298	415,150
Compass Group PLC	12,242	134,515
Croda International PLC	816	29,053
Diageo PLC	3,575	102,204
Experian PLC	3,566	61,695
GlaxoSmithKline PLC	4,970	111,365
Globaltrans Investment PLC GDR(3)	2,700	49,990
Imperial Tobacco Group PLC	1,027	38,841
Kingfisher PLC	5,668	26,538
Marks & Spencer Group PLC	10,988	69,934

Security	Shares	Value

United Kingdom (continued)
National Grid PLC	1,714	$19,547
Next PLC	4,932	284,311
Randgold Resources, Ltd.	1,330	158,985
Reckitt Benckiser Group PLC	334	20,235
Reed Elsevier PLC	2,870	28,113
Rexam PLC	23,339	168,521
Rolls-Royce Holdings PLC	32,731	452,322
Rolls-Royce Holdings PLC, PFC Shares(1)	2,487,556	4,014
Royal Dutch Shell PLC, Class A	17,627	604,830
Royal Dutch Shell PLC, Class B	19,325	683,572
Sage Group PLC (The)	36,503	183,337
Serco Group PLC	14,171	129,716
Severn Trent PLC	1,097	28,451
Shire PLC	7,492	210,672
SSE PLC	1,270	29,704
Subsea 7 SA	4,061	89,025
Tesco PLC	51,741	267,730
Tullow Oil PLC	10,062	228,596
Unilever PLC	603	22,494
United Utilities Group PLC	1,376	15,044
Vodafone Group PLC	130,295	353,833
Whitbread PLC	2,865	108,879
WM Morrison Supermarkets PLC	68,010	294,466

		$7,191,515

United States — 19.3%
3M Co.	4,029	$352,940
A.O. Smith Corp.	271	16,469
Abaxis, Inc.(1)	1,922	70,691
Abbott Laboratories	5,546	363,374
Acadia Realty Trust	2,351	60,374
Acorda Therapeutics, Inc.(1)	2,871	68,760
Acuity Brands, Inc.	418	27,045
Advance Auto Parts, Inc.	215	15,252
Advanced Energy Industries, Inc.(1)	178	2,102
Advisory Board Co. (The)(1)	845	40,138
Affymax, Inc.(1)	2,189	49,887
AGL Resources, Inc.	1,729	70,595
Air Products and Chemicals, Inc.	1,065	82,569
Airgas, Inc.	769	68,418
Akamai Technologies, Inc.(1)	501	19,033
Alaska Air Group, Inc.(1)	1,448	55,372
Alere, Inc.(1)	1,686	32,371
Alexion Pharmaceuticals, Inc.(1)	1,229	111,077
Allegiant Travel Co.(1)	636	46,263
Allergan, Inc.	1,480	133,082

29	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
ALLETE, Inc.	1,557	$64,802
Alliant Energy Corp.	254	11,354
Allied Nevada Gold Corp.(1)	1,142	42,163
Allied World Assurance Co. Holdings, Ltd.	261	20,958
Altera Corp.	2,732	83,271
Altria Group, Inc.	13,358	424,784
Amazon.com, Inc.(1)	1,448	337,123
Amdocs, Ltd.	1,060	35,054
American Express Co.	2,133	119,384
American Greetings Corp.	1,423	24,433
American States Water Co.	747	32,883
American Tower Corp.	2,498	188,074
American Water Works Co., Inc.	2,751	101,072
Amerigroup Corp.(1)	588	53,708
AmerisourceBergen Corp.	1,704	67,206
Amgen, Inc.	2,715	234,970
Amsurg Corp.(1)	2,208	62,972
Analog Devices, Inc.	4,022	157,300
Analogic Corp.	311	22,908
Anworth Mortgage Asset Corp.	9,836	60,393
AOL, Inc.(1)	2,076	71,269
Aon PLC	5,340	288,093
Apple, Inc.(1)	1,214	722,451
Applied Industrial Technologies, Inc.	1,936	78,582
Applied Materials, Inc.	10,835	114,851
Applied Micro Circuits Corp.(1)	443	2,569
AptarGroup, Inc.	278	14,256
Aqua America, Inc.	2,857	72,539
Arbitron, Inc.	2,655	96,536
Arch Capital Group, Ltd.(1)	2,260	99,779
Argo Group International Holdings, Ltd.	1,765	60,716
Arthur J. Gallagher & Co.	1,506	53,373
Ascena Retail Group, Inc.(1)	684	13,543
Ascent Capital Group, Inc., Series A(1)	880	52,316
Associated Banc-Corp.	2,471	31,851
Astoria Financial Corp.	1,769	17,743
AT&T, Inc.	20,733	717,154
Atlantic Power Corp.	10,651	159,978
ATMI, Inc.(1)	1,089	21,508
Atmos Energy Corp.	625	22,481
Automatic Data Processing, Inc.	5,575	322,179
AutoNation, Inc.(1)	435	19,314
AutoZone, Inc.(1)	257	96,375
Auxilium Pharmaceuticals, Inc.(1)	2,802	57,385
Avago Technologies, Ltd.	1,933	63,847
Avid Technology, Inc.(1)	2,833	16,630

Security	Shares	Value

United States (continued)
Avista Corp.	2,940	$74,735
Axis Capital Holdings, Ltd.	1,105	40,023
AZZ, Inc.	1,018	40,150
Badger Meter, Inc.	95	4,070
Balchem Corp.	310	10,797
Banco Latinoamericano de Comercio Exterior SA, Class E	936	21,060
Bank of Hawaii Corp.	1,027	45,352
Bank of New York Mellon Corp. (The)	3,363	83,100
Bank of the Ozarks, Inc.	480	15,715
BankUnited, Inc.	892	21,149
Banner Corp.	95	2,754
BB&T Corp.	3,474	100,572
BBCN Bancorp, Inc.	8,227	98,148
Berkshire Hathaway, Inc., Class B(1)	4,321	373,118
Bio Reference Labs, Inc.(1)	808	22,430
Biogen Idec, Inc.(1)	653	90,258
BioMarin Pharmaceutical, Inc.(1)	519	19,224
BJ’s Restaurants, Inc.(1)	404	13,352
Black Hills Corp.	1,679	60,058
Blackbaud, Inc.	2,611	62,063
Bob Evans Farms, Inc.	1,846	70,277
Boston Private Financial Holdings, Inc.	2,240	20,653
Briggs & Stratton Corp.	114	2,252
Bristol-Myers Squibb Co.	8,350	277,637
Bristow Group, Inc.	1,838	91,753
Brookline Bancorp, Inc.	365	3,095
Brooks Automation, Inc.	1,961	14,158
Brown and Brown, Inc.	1,635	41,774
Buffalo Wild Wings, Inc.(1)	272	20,658
Bunge, Ltd.	1,570	111,517
C.H. Robinson Worldwide, Inc.	2,614	157,703
CACI International, Inc.(1)	279	14,070
California Water Service Group	1,648	30,356
Campbell Soup Co.	4,538	160,055
Capitol Federal Financial, Inc.	4,335	51,630
Carnival Corp.	2,309	87,465
Cash America International, Inc.	371	14,502
Caterpillar, Inc.	600	50,886
Cathay General Bancorp	119	2,105
Cato Corp. (The)	716	20,320
Cavium, Inc.(1)	570	18,913
Celgene Corp.(1)	2,991	219,300
CenturyLink, Inc.	9,031	346,610
Cerner Corp.(1)	1,940	147,809
CH Energy Group, Inc.	444	28,873
Charles River Laboratories(1)	1,062	39,634

30	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Cheesecake Factory, Inc. (The)	534	$17,654
Chemed Corp.	1,048	70,478
Chemical Financial Corp.	534	12,560
Chesapeake Lodging Trust	3,061	57,700
Chevron Corp.	5,754	634,148
Children’s Place Retail Stores, Inc. (The)(1)	61	3,564
Chipotle Mexican Grill, Inc.(1)	395	100,539
CIRCOR International, Inc.	48	1,656
Cirrus Logic, Inc.(1)	932	37,988
City Holding Co.	521	18,298
City National Corp.	1,034	52,837
Clean Energy Fuels Corp.(1)	1,714	19,625
Clean Harbors, Inc.(1)	1,813	105,789
Clorox Co. (The)	1,193	86,254
Coca-Cola Co. (The)	12,379	460,251
Cogent Communications Group, Inc.	1,139	24,728
Cognizant Technology Solutions Corp., Class A(1)	2,868	191,152
Colgate-Palmolive Co.	833	87,432
Colony Financial, Inc.	5,004	100,130
Columbia Banking System, Inc.	563	9,971
Comcast Corp., Class A	1,636	61,366
Comerica, Inc.	2,539	75,688
Comfort Systems USA, Inc.	269	2,932
Commerce Bancshares, Inc.	135	5,141
Commercial Metals Co.	134	1,844
comScore, Inc.(1)	719	10,188
Concho Resources, Inc.(1)	45	3,875
CONMED Corp.	3,682	101,844
ConocoPhillips	5,628	325,580
Consolidated Edison, Inc.	4,839	292,179
Cooper Industries PLC	1,919	143,810
Copa Holdings SA, Class A	659	61,168
Corporate Executive Board Co. (The)	80	3,597
Costar Group, Inc.(1)	320	26,528
Costco Wholesale Corp.	4,626	455,337
Covanta Holding Corp.	3,410	61,994
Cracker Barrel Old Country Store, Inc.	1,244	79,181
Credit Acceptance Corp.(1)	192	15,677
Cree, Inc.(1)	606	18,380
CreXus Investment Corp.	5,405	60,806
Cullen/Frost Bankers, Inc.	777	42,968
Cummins, Inc.	780	72,992
CVB Financial Corp.	7,964	86,170
CVR Energy, Inc.(2)	122	0
CVS Caremark Corp.	5,108	237,011
Danaher Corp.	1,617	83,647

Security	Shares	Value

United States (continued)
Darden Restaurants, Inc.	2,469	$129,919
DaVita, Inc.(1)	546	61,436
Delta Air Lines, Inc.(1)	2,450	23,594
Deluxe Corp.	758	23,885
Devon Energy Corp.	1,518	88,363
Dexcom, Inc.(1)	3,460	45,326
Dime Community Bancshares, Inc.	239	3,466
Discovery Communications, Inc., Class A(1)	1,976	116,624
Dollar Tree, Inc.(1)	318	12,679
Dominion Resources, Inc.	2,526	133,322
Donaldson Co., Inc.	148	4,776
DSW, Inc., Class A	62	3,881
DTE Energy Co.	1,213	75,327
Duke Energy Corp.	5,552	364,711
E.I. du Pont de Nemours & Co.	3,091	137,611
Earthlink, Inc.	3,876	24,574
eBay, Inc.(1)	3,719	179,591
Ecolab, Inc.	3,073	213,881
Edwards Lifesciences Corp.(1)	785	68,162
El Paso Electric Co.	3,562	121,072
Electronics for Imaging, Inc.(1)	5,006	86,904
Eli Lilly & Co.	5,543	269,556
EMC Corp.(1)	5,696	139,096
EMCOR Group, Inc.	999	32,128
Emergent Biosolutions, Inc.(1)	156	2,073
Emerson Electric Co.	5,206	252,127
Endurance Specialty Holdings, Ltd.	1,489	60,379
Ennis, Inc.	1,146	17,534
EnPro Industries, Inc.(1)	539	19,706
Ensign Group, Inc. (The)	73	2,129
Enstar Group, Ltd.(1)	607	60,700
Enzon Pharmaceuticals, Inc.(1)	394	2,589
Equifax, Inc.	1,187	59,397
Erie Indemnity Co.	207	12,880
ESCO Technologies, Inc.	2,149	80,459
Everest Re Group, Ltd.	692	76,847
Exelon Corp.	1,921	68,733
Expeditors International of Washington, Inc.	1,284	47,007
Exponent, Inc.(1)	386	21,222
Express Scripts Holding Co.(1)	1,186	72,986
Exxon Mobil Corp.	9,110	830,559
EZCorp, Inc.(1)	560	11,010
FactSet Research Systems, Inc.	766	69,361
Family Dollar Stores, Inc.	1,027	67,741
Fastenal Co.	688	30,754
FedEx Corp.	2,715	249,753

31	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Fidelity National Information Services, Inc.	2,258	$74,220
First Cash Financial Services, Inc.(1)	448	20,008
First Citizens BancShares, Inc.	21	3,544
First Commonwealth Financial Corp.	2,296	15,039
First Financial Bankshares, Inc.	3,302	119,631
First Horizon National Corp.	4,074	37,929
First Midwest Bancorp, Inc.	1,278	15,809
First Niagara Financial Group, Inc.	8,625	71,415
Fiserv, Inc.(1)	1,110	83,183
Flushing Financial Corp.	237	3,685
Foot Locker, Inc.	669	22,412
Formfactor, Inc.(1)	278	1,268
Forrester Research, Inc.	85	2,460
Forward Air Corp.	2,416	80,622
Franklin Electric Co., Inc.	1,014	58,751
Fred’s, Inc., Class A	136	1,843
Fresh Del Monte Produce, Inc.	545	13,718
Frontier Communications Corp.	17,145	80,924
FTI Consulting, Inc.(1)	578	15,005
Gartner, Inc.(1)	2,164	100,431
General Mills, Inc.	3,945	158,116
Genesco, Inc.(1)	287	16,445
Gilead Sciences, Inc.(1)	1,040	69,846
Global Payments, Inc.	916	39,159
Global Power Equipment Group, Inc.	486	8,213
Google, Inc., Class A(1)	810	550,614
Gorman-Rupp Co. (The)	396	10,692
Government Properties Income Trust	2,609	57,894
Granite Construction, Inc.	1,060	32,023
Greatbatch, Inc.(1)	748	16,441
Greenlight Capital Re, Ltd.(1)	2,332	59,583
Gulfmark Offshore, Inc.(1)	628	20,297
H.J. Heinz Co.	1,049	60,328
Halliburton Co.	1,149	37,101
Hancock Holding Co.	96	3,033
Hanger Orthopedic Group, Inc.(1)	2,264	57,392
Harsco Corp.	72	1,439
Hawaiian Electric Industries Co.	635	16,434
Haynes International, Inc.	345	17,485
Healthcare Services Group, Inc.	2,476	59,176
HeartWare International, Inc.(1)	378	31,744
HEICO Corp.	2,531	97,773
Herbalife, Ltd.	344	17,664
Hershey Co. (The)	849	58,454
Hillenbrand, Inc.	4,098	83,886
Hittite Microwave Corp.(1)	1,054	59,699

Security	Shares	Value

United States (continued)
HollyFrontier Corp.	5,601	$216,367
Hologic, Inc.(1)	891	18,372
Home BancShares, Inc.	131	4,538
Home Depot, Inc. (The)	5,550	340,659
Home Federal Bancorp Inc.	165	1,884
Howard Hughes Corp. (The)(1)	581	40,670
Hubbell, Inc., Class B	819	68,567
Huron Consulting Group, Inc.(1)	508	14,656
Hyatt Hotels Corp.(1)	535	19,528
IAC/InterActiveCorp	1,224	59,180
IBERIABANK Corp.	578	28,779
ICF International, Inc.(1)	619	11,359
ICG Group, Inc.(1)	1,883	19,734
ICU Medical, Inc.(1)	542	32,157
IDACORP, Inc.	1,875	83,850
IDEX Corp.	526	22,371
IHS, Inc.(1)	719	60,676
Illinois Tool Works, Inc.	3,377	207,111
Independent Bank Corp.	64	1,889
Insperity, Inc.	424	11,071
Integrys Energy Group, Inc.	1,243	67,172
Intel Corp.	23,188	501,440
International Business Machines Corp.	3,810	741,159
International Rectifier Corp.(1)	819	12,686
Intersil Corp.	9,699	68,378
Investors Bancorp, Inc.	1,430	25,726
IPC The Hospitalist Co., Inc.(1)	70	2,414
Isis Pharmaceuticals, Inc.(1)	2,198	19,013
ITC Holdings Corp.	89	7,086
J & J Snack Foods Corp.	1,452	83,156
J.B. Hunt Transport Services, Inc.	68	3,992
j2 Global, Inc.	3,293	98,922
Jack Henry & Associates, Inc.	616	23,408
Jack in the Box, Inc.(1)	3,531	91,841
JetBlue Airways Corp.(1)	6,734	35,623
John Wiley & Sons, Inc., Class A	776	33,663
Johnson & Johnson	6,946	491,916
Jones Lang LaSalle, Inc.	750	58,305
Jos. A. Bank Clothiers, Inc.(1)	699	32,706
Kaiser Aluminum Corp.	534	32,350
Kellogg Co.	2,117	110,761
Kennametal, Inc.	372	13,176
KeyCorp	5,730	48,247
Kimberly-Clark Corp.	678	56,579
Kinder Morgan, Inc.	7,985	277,159
Kirby Corp.(1)	273	15,692

32	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Knight Transportation, Inc.	1,032	$15,604
Kohl’s Corp.	3,487	185,787
Kraft Foods Group, Inc.(1)	2,014	91,597
L.B. Foster Co., Class A	65	2,146
Laboratory Corp. of America Holdings(1)	1,125	95,321
Laclede Group, Inc. (The)	85	3,539
Lam Research Corp.(1)	953	33,736
Landstar System, Inc.	65	3,292
Layne Christensen Co.(1)	4,051	90,297
Lennox International, Inc.	972	48,649
Lindsay Corp.	1,473	112,493
Lions Gate Entertainment Corp.(1)	6,528	108,887
Live Nation, Inc.(1)	312	2,855
LivePerson, Inc.(1)	524	8,222
Loews Corp.	2,581	109,125
LogMeIn, Inc.(1)	288	7,108
Lowe’s Companies, Inc.	4,032	130,556
LSI Corp.(1)	2,402	16,454
LTC Properties, Inc.	1,803	59,517
Luminex Corp.(1)	903	14,520
M&T Bank Corp.	3,079	320,524
Madison Square Garden Co. (The)(1)	1,273	52,397
Manhattan Associates, Inc.(1)	1,011	60,660
Marathon Oil Corp.	2,619	78,727
Marathon Petroleum Corp.	6,766	371,656
Marsh & McLennan Cos., Inc.	7,940	270,198
Martin Marietta Materials, Inc.	722	59,428
MasterCard, Inc., Class A	717	330,487
Matson, Inc.	40	850
Maxim Integrated Products, Inc.	362	9,964
MAXIMUS, Inc.	806	44,475
McCormick & Co., Inc.	1,706	105,124
McDonald’s Corp.	6,822	592,150
McGraw-Hill Cos., Inc. (The)	2,828	156,332
McKesson Corp.	1,807	168,611
MDC Holdings, Inc.	765	29,254
Medicines Co. (The)(1)	888	19,465
Men’s Wearhouse, Inc. (The)	473	15,510
Merck & Co., Inc.	9,284	423,629
Meredith Corp.	1,343	44,950
MGE Energy, Inc.	1,364	71,801
Micrel, Inc.	1,588	15,388
Microchip Technology, Inc.	2,817	88,313
Microsoft Corp.	15,627	445,916
Minerals Technologies, Inc.	466	33,394
Mondelez International, Inc., Class A	8,252	219,008

Security	Shares	Value

United States (continued)
Monsanto Co.	2,549	$219,392
Morningstar, Inc.	230	14,485
MSCI, Inc., Class A(1)	554	14,925
Mueller Industries, Inc.	843	36,923
Murphy Oil Corp.	1,445	86,700
MWI Veterinary Supply, Inc.(1)	182	19,114
MYR Group, Inc.(1)	151	3,198
National Fuel Gas Co.	69	3,636
National Health Investors, Inc.	1,125	60,086
National Healthcare Corp.	397	18,905
National Oilwell Varco, Inc.	1,213	89,398
Nektar Therapeutics(1)	3,830	34,470
Neogen Corp.(1)	1,438	61,532
Neustar, Inc., Class A(1)	1,008	36,883
New Jersey Resources Corp.	845	37,569
New York Community Bancorp, Inc.	12,950	179,487
Newmont Mining Corp.	9,702	529,244
NextEra Energy, Inc.	2,168	151,890
NIC, Inc.	4,561	65,222
NIKE, Inc., Class B	650	59,397
Nordic American Tankers, Ltd.	221	1,856
Nordstrom, Inc.	704	39,966
Northeast Utilities	1,364	53,605
Northern Trust Corp.	2,242	107,123
NorthStar Realty Finance Corp.	9,360	61,495
Northwest Bancshares, Inc.	1,264	15,042
Northwest Natural Gas Co.	439	20,427
NorthWestern Corp.	3,393	121,503
NPS Pharmaceuticals, Inc.(1)	322	2,975
NVR, Inc.(1)	181	163,577
O’Reilly Automotive, Inc.(1)	1,077	92,277
Occidental Petroleum Corp.	1,056	83,382
OGE Energy Corp.	1,366	78,654
Omnicare, Inc.	523	18,059
Omnicell, Inc.(1)	750	10,935
Omnicom Group, Inc.	1,471	70,476
Oneok, Inc.	2,995	141,663
OpenTable, Inc.(1)	392	18,412
Optimer Pharmaceuticals, Inc.(1)	224	2,137
Oracle Corp.	5,099	158,324
OraSure Technologies, Inc.(1)	2,027	18,365
Oritani Financial Corp.	251	3,835
PacWest Bancorp	170	3,825
Pall Corp.	947	59,623
Panera Bread Co., Class A(1)	557	93,932
Papa John’s International, Inc.(1)	88	4,692

33	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Park National Corp.	28	$1,863
Parker Hannifin Corp.	637	50,106
PartnerRe, Ltd.	1,012	81,972
Paychex, Inc.	3,735	121,126
Penn National Gaming, Inc.(1)	436	17,627
PennyMac Mortgage Investment Trust	1,550	39,432
People’s United Financial, Inc.	15,905	191,337
PepsiCo, Inc.	7,132	493,820
Perrigo Co.	595	68,431
Pfizer, Inc.	14,478	360,068
PG&E Corp.	1,670	71,008
Philip Morris International, Inc.	7,726	684,215
Phillips 66	1,807	85,218
Piedmont Natural Gas Co., Inc.	1,147	36,555
Pinnacle Financial Partners, Inc.(1)	706	13,802
Platinum Underwriters Holdings, Ltd.	1,923	85,381
PNC Financial Services Group, Inc.	1,865	108,524
PNM Resources, Inc.	251	5,562
Portland General Electric Co.	180	4,932
Power Integrations, Inc.	543	16,062
PPG Industries, Inc.	786	92,025
Praxair, Inc.	3,379	358,884
Prestige Brands Holdings, Inc.(1)	5,759	100,149
priceline.com, Inc.(1)	548	314,426
Pricesmart, Inc.	293	24,316
Procter & Gamble Co.	6,358	440,228
Provident Financial Services, Inc.	968	14,520
QUALCOMM, Inc.	2,132	124,882
Quanex Building Products Corp.	1,483	29,319
Quanta Services, Inc.(1)	1,816	47,089
Rackspace Hosting, Inc.(1)	363	23,119
Ralph Lauren Corp.	500	76,845
RBC Bearings, Inc.(1)	1,715	85,167
Red Robin Gourmet Burgers, Inc.(1)	583	19,472
Regal-Beloit Corp.	1,222	79,650
Regeneron Pharmaceuticals, Inc.(1)	232	33,014
Regis Corp.	3,562	59,343
RenaissanceRe Holdings, Ltd.	605	49,223
Renasant Corp.	115	2,117
Republic Services, Inc.	4,420	125,307
Retail Opportunity Investments Corp.	2,403	30,422
Reynolds American, Inc.	5,944	247,508
RLI Corp.	877	59,794
Rockwell Automation, Inc.	283	20,110
Ross Stores, Inc.	632	38,520
Royal Gold, Inc.	1,114	98,121

Security	Shares	Value

United States (continued)
RR Donnelley & Sons Co.	3,058	$30,641
RTI International Metals, Inc.(1)	124	2,826
Ryman Hospitality Properties(1)	570	22,236
S&T Bancorp, Inc.	987	17,342
salesforce.com, inc.(1)	521	76,056
Salix Pharmaceuticals, Ltd.(1)	49	1,913
Sandy Spring Bancorp, Inc.	98	1,874
SBA Communications Corp., Class A(1)	993	66,164
Scansource, Inc. Com(1)	2,169	63,443
SCBT Financial Corp.	56	2,222
Schlumberger, Ltd.	3,647	253,576
Scholastic Corp.	469	15,472
SEACOR Holdings, Inc.(1)	1,250	109,637
Seattle Genetics, Inc.(1)	1,072	26,972
Selective Insurance Group, Inc.	3,029	56,006
SemGroup Corp.(1)	520	20,093
Sempra Energy	2,702	188,464
Semtech Corp.(1)	1,185	29,589
Sequenom, Inc.(1)	4,068	12,651
Sherwin-Williams Co. (The)	1,898	270,617
Sigma-Aldrich Corp.	459	32,194
Signature Bank(1)	2,142	152,596
Silicon Laboratories, Inc.(1)	602	24,333
Simmons First National Corp., Class A	64	1,593
South Jersey Industries, Inc.	2,512	127,082
Southern Co. (The)	7,349	344,227
Southwest Airlines Co.	14,855	131,021
Southwest Gas Corp.	640	27,821
Southwestern Energy Co.(1)	1,662	57,671
Spectra Energy Corp.	11,579	334,286
St. Jude Medical, Inc.	1,397	53,449
Stage Stores, Inc.	106	2,597
Standex International Corp.	316	14,612
Stanley Black & Decker, Inc.	1,456	100,901
Starbucks Corp.	4,435	203,566
Stericycle, Inc.(1)	1,795	170,094
Stryker Corp.	1,122	59,017
SVB Financial Group(1)	62	3,509
Sysco Corp.	3,381	105,048
Targa Resources Corp.	1,170	59,588
Target Corp.	2,875	183,281
Techne Corp.	1,218	82,044
Teekay Corp.	1,030	31,528
Tejon Ranch Co.(1)	64	1,916
Telephone & Data Systems, Inc.	3,483	86,622
Teradata Corp.(1)	1,269	86,685

34	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Shares	Value

United States (continued)
Tesoro Corp.	2,403	$90,617
Tetra Tech, Inc.(1)	1,285	33,333
Texas Capital Bancshares, Inc.(1)	504	23,925
Texas Industries, Inc.(1)	575	24,800
Texas Instruments, Inc.	7,641	214,636
Texas Roadhouse, Inc.	1,171	19,064
TFS Financial Corp.(1)	2,168	19,404
Thomson Reuters Corp.	4,401	124,372
Time Warner, Inc.	4,463	193,917
TJX Companies, Inc. (The)	6,817	283,792
Toro Co. (The)	482	20,350
Towers Watson & Co., Class A	885	47,533
Tredegar Corp.	1,164	19,753
Trex Co., Inc.(1)	90	3,145
Trustco Bank Corp.	2,143	11,958
Trustmark Corp.	5,461	128,170
TW Telecom, Inc.(1)	2,447	62,325
Tyler Technologies, Inc.(1)	1,390	66,456
U.S. Bancorp	6,533	216,961
UGI Corp.	1,894	61,157
UIL Holdings Corp.	310	11,213
Ultra Petroleum Corp.(1)	985	22,468
Umpqua Holdings Corp.	2,564	30,999
Union Pacific Corp.	1,496	184,053
United Bankshares, Inc.	3,988	95,034
United Financial Bancorp, Inc.	103	1,583
United Parcel Service, Inc., Class B	5,983	438,255
United Technologies Corp.	2,915	227,836
United Therapeutics Corp.(1)	358	16,350
UnitedHealth Group, Inc.	2,569	143,864
Universal Corp., VA	663	32,858
URS Corp.	1,580	52,898
Valero Energy Corp.	8,861	257,855
Valmont Industries, Inc.	389	52,554
Valspar Corp.	409	22,916
Vectren Corp.	104	3,075
VeriSign, Inc.(1)	2,079	77,069
Verisk Analytics, Inc., Class A(1)	126	6,426
Verizon Communications, Inc.	15,115	674,734
Viacom, Inc., Class B	2,332	119,562
Visa, Inc., Class A	3,349	464,707
Vistaprint NV(1)	466	14,199
Vitamin Shoppe, Inc.(1)	274	15,684
Volterra Semiconductor Corp.(1)	459	8,340
W.W. Grainger, Inc.	978	196,979
Wal-Mart Stores, Inc.	9,838	738,047

Security	Shares	Value

United States (continued)
Walgreen Co.	1,930	$67,994
Walt Disney Co. (The)	1,306	64,085
Washington Federal, Inc.	2,109	35,389
Washington Post Co., Class B	309	103,055
Waste Connections, Inc.	3,629	119,140
Waste Management, Inc.	8,126	266,045
Watsco, Inc.	560	38,276
Watson Pharmaceuticals, Inc.(1)	2,113	181,612
Watts Water Technologies, Inc.	53	2,132
Webster Financial Corp.	146	3,212
Wells Fargo & Co.	4,961	167,136
Wendy’s Co. (The)	3,955	16,888
Wesbanco, Inc.	84	1,848
Westamerica Bancorporation	65	2,868
Western Alliance Bancorp(1)	1,256	12,887
Western Refining, Inc.	1,219	30,317
Western Union Co.	1,860	23,622
WGL Holdings, Inc.	936	37,225
White Mountains Insurance Group, Ltd.	31	15,894
Williams Cos., Inc.	1,447	50,631
Windstream Corp.	1,997	19,051
Wisconsin Energy Corp.	1,552	59,705
World Fuel Services Corp.	1,435	49,795
WPX Energy, Inc.(1)	758	12,841
Wright Medical Group, Inc.(1)	4,020	81,686
Xilinx, Inc.	3,164	103,653
Yahoo! Inc.(1)	3,584	60,247
Yum! Brands, Inc.	5,429	380,627
Zions Bancorporation	2,563	55,028

		$50,787,711

Total Common Stocks (identified cost $144,878,920)		$151,302,116

Equity-Linked Securities(5) — 1.3%

Security	Maturity Date	Shares	Value

India(6) — 1.3%
ABB Ltd.	11/2/16	1,900	$26,049
Adani Enterprises Ltd.	11/2/16	7,600	30,400
Adani Ports and Special Economic Zone	11/2/16	14,900	35,239
Adani Power Ltd.	11/2/16	11,200	10,024
Apollo Hospitals Enterprises Ltd.	11/2/16	1,900	27,541
Asian Paints Ltd.	8/17/16	800	57,552
Axis Bank Ltd.	10/8/14	4,400	96,712

35	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Security	Maturity Date	Shares	Value

India (continued)
Bajaj Auto Ltd.	7/29/16	700	$23,629
Bank of Baroda	9/29/14	2,700	36,410
Bharat Forge Ltd.	11/2/16	4,200	21,189
Bharat Heavy Electricals Ltd.	9/29/14	13,100	54,758
Bharti Airtel Ltd.	9/29/14	26,800	134,402
Cairn India Ltd.	9/29/14	10,500	65,625
Cipla Ltd.	9/29/14	3,000	20,250
Coal India Ltd.	11/2/16	12,000	77,220
Colgate-Palmolive (India) Ltd.	10/1/14	1,300	31,057
Divi’s Laboratories Ltd.	11/2/16	1,200	26,736
DLF Ltd.	11/2/16	15,800	59,566
Essar Oil Ltd.	11/2/16	28,700	33,436
Exide Industries Ltd.	11/2/16	8,400	22,092
Federal Bank Ltd.	7/29/16	5,000	45,025
GAIL India Ltd.	4/6/16	8,100	52,528
GlaxoSmithKline Pharmaceuticals Ltd.	11/3/16	500	18,628
Glenmark Pharmaceuticals Ltd.	11/2/16	4,500	35,820
Grasim Industries Ltd.	9/29/14	300	18,470
Gujarat State Petronet Ltd.	11/2/16	16,300	22,902
Hero Motocorp Ltd.	10/8/14	1,300	45,415
Hindalco Industries Ltd.	6/30/16	19,100	41,351
Hindustan Petroleum Corp., Ltd.	10/13/14	4,800	26,640
Hindustan Unilever Ltd.	10/1/14	9,900	100,584
Hindustan Zinc Ltd.	10/13/14	11,300	28,137
IDBI Bank Ltd.	11/2/16	28,400	48,990
Idea Cellular Ltd.	11/2/16	24,600	39,114
IFCI Ltd.	10/13/14	94,100	48,461
Indiabulls Financial Services Ltd.	11/2/16	9,200	42,734
Indian Oil Corp., Ltd.	4/26/16	10,700	51,788
IndusInd Bank Ltd.	12/15/14	10,600	71,709
Infrastructure Development Finance Company Ltd.	10/8/14	22,400	67,536
ITC Ltd.	9/29/14	21,300	111,825
Jaiprakash Associates Ltd.	10/13/14	17,200	27,950
Jindal Steel and Power Ltd. JSPL	9/29/14	6,800	49,062
Kotak Mahindra Bank Ltd.	10/13/14	4,600	51,612
Larsen & Toubro Ltd.	11/4/14	2,200	66,506
Lupin Ltd.	11/2/16	2,000	21,050
Mahindra & Mahindra Ltd.	10/15/14	3,700	60,809
Maruti Suzuki India Ltd.	9/29/14	800	21,376
National Hydroelectric Power Corp., Ltd.	11/2/16	57,100	22,840
Nestle India, Ltd.	9/8/15	400	34,936
NMDC Ltd.	11/2/16	14,500	47,560
NTPC Ltd.	4/26/16	28,500	87,637
Oil and Natural Gas Corp., Ltd.	4/26/16	27,700	138,084
Oil India Ltd.	11/2/16	5,450	48,941

Security	Maturity Date	Shares	Value

India (continued)
Power Finance Co.	7/27/15	16,100	$55,464
Power Grid Corp. of India Ltd.	11/16/15	29,800	63,176
Ranbaxy Laboratories Ltd.	11/2/16	2,000	19,560
Reliance Communications Ltd.	4/26/16	10,200	10,251
Reliance Infrastructure Ltd.	4/26/16	3,900	34,028
Reliance Power Ltd.	11/2/16	9,700	16,684
Shriram Transport Finance Co.	9/24/14	4,800	55,752
Siemens Ltd.	11/2/16	3,200	40,848
Sun Pharmaceutical Industries Ltd.	4/26/16	4,300	55,448
Tata Chemicals Ltd.	6/30/16	5,500	32,340
Tata Consultancy Services Ltd.	10/13/14	7,000	171,115
Tata Power Co., Ltd.	4/26/16	25,400	50,038
Tata Steel Ltd.	10/13/14	5,500	40,067
Torrent Power Ltd.	11/2/16	800	2,284
Union Bank of India Ltd.	7/29/16	14,000	50,890
United Breweries Ltd.	11/2/16	2,200	31,537
Wipro Ltd.	10/13/14	8,200	53,423
Yes Bank Ltd.	11/2/16	5,900	45,135

			$3,313,947

Kuwait(7) — 0.0%(8)
Al Safwa Group Holding Co. KSC	11/15/13	160,000	$5,888
Kuwait Finance House KSC	1/14/14	5,000	13,418
Kuwait Foods Co. (Americana)	11/15/13	2,500	19,549
Kuwait Pipes Industries & Oil Services Co.	5/16/14	20,000	7,680
National Mobile Telecommunications Co. KSC	1/7/14	2,500	14,306

			$60,841

Total Equity-Linked Securities (identified cost $3,404,879)			$3,374,788

Rights(1) — 0.0%(8)

Security	Shares	Value

Polimex-Mostostal SA, Exp. 12/31/12	32,200	$149

Total Rights (identified cost $0)		$149

36	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Portfolio of Investments — continued

Short-Term Investments — 47.4%

U.S. Treasury Obligations — 24.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 1/31/13	$12,500	$12,496,525
U.S. Treasury Bill, 0.00%, 5/2/13	12,500	12,490,488
U.S. Treasury Bill, 0.00%, 2/7/13(9)	20,000	19,994,020
U.S. Treasury Bill, 0.00%, 10/17/13	20,000	19,967,000

Total U.S. Treasury Obligations (identified cost $64,945,017)		$64,948,033

Other — 22.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.12%(10)	$60,066	$60,066,122

Total Other (identified cost $60,066,122)		$60,066,122

Total Short-Term Investments (identified cost $125,011,139)		$125,014,155

Total Investments — 106.1% (identified cost $273,294,938)		$279,691,208

Other Assets, Less Liabilities — (6.1)%		$(15,985,729)

Net Assets — 100.0%		$263,705,479

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
GDR	–	Global Depositary Receipt
PC	–	Participation Certificate
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $3,374,788 or 1.3% of the Portfolio’s net assets.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(7)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(8)	Amount is less than 0.05%.

(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(10)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	71.9%	$189,416,451
Euro	7.3	19,042,605
Hong Kong Dollar	2.7	7,178,443
British Pound Sterling	2.7	7,061,840
Japanese Yen	2.3	6,081,368
South African Rand	1.4	3,784,550
South Korean Won	1.4	3,674,240
Australian Dollar	1.3	3,552,818
New Taiwan Dollar	1.3	3,478,847
Swiss Franc	1.3	3,431,235
Other currency, less than 1% each	12.5	32,988,811

Total Investments	106.1%	$279,691,208

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.4%	$29,972,233
Industrials	6.5	17,198,625
Consumer Staples	6.2	16,293,173
Consumer Discretionary	5.9	15,421,541
Information Technology	5.8	15,342,856
Energy	5.3	13,910,639
Materials	5.2	13,675,644
Health Care	4.6	12,208,080
Telecommunication Services	4.2	11,125,452
Utilities	3.6	9,528,810
Short-Term Investments	47.4	125,014,155

Total Investments	106.1%	$279,691,208

37	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2012
Unaffiliated investments, at value (identified cost, $213,228,816)	$219,625,086
Affiliated investment, at value (identified cost, $60,066,122)	60,066,122
Cash	6,304,176
Restricted cash*	5,173,550
Foreign currency, at value (identified cost, $215,191)	215,195
Dividends receivable	171,510
Interest receivable from affiliated investment	7,094
Receivable for variation margin on open financial futures contracts	344,141
Receivable for open forward foreign currency exchange contracts	147,139
Receivable for open swap contracts	1,523,159
Tax reclaims receivable	37,548
Receivable from affiliates	4,000
Total assets	$293,618,720

Liabilities
Payable for investments purchased	$25,013,510
Payable for open forward foreign currency exchange contracts	262,100
Payable for open swap contracts	1,750,117
Payable for closed swap contracts	2,569,418
Payable to affiliates:
Investment adviser fee	194,682
Trustees’ fees	672
Accrued foreign capital gains taxes	1,212
Accrued expenses	121,530
Total liabilities	$29,913,241
Net Assets applicable to investors’ interest in Portfolio	$263,705,479

Sources of Net Assets
Investors’ capital	$254,981,556
Net unrealized appreciation	8,723,923
Total	$263,705,479

*	Represents restricted cash on deposit at the broker as collateral for open financial contracts.

38	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2012
Dividends (net of foreign taxes, $206,843)	$2,568,642
Interest	22,131
Interest allocated from affiliated investment	46,304
Expenses allocated from affiliated investment	(5,955)
Total investment income	$2,631,122

Expenses
Investment adviser fee	$1,409,961
Trustees’ fees and expenses	5,830
Custodian fee	337,888
Legal and accounting services	119,240
Stock dividend tax	3,758
Miscellaneous	19,733
Total expenses	$1,896,410
Deduct —
Allocation of expenses to affiliates	$65,577
Reduction of custodian fee	27
Total expense reductions	$65,604

Net expenses	$1,830,806

Net investment income	$800,316

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(1,718)
Investment transactions allocated from affiliated investment	541
Financial futures contracts	(6,360,115)
Swap contracts	(1,780,752)
Foreign currency and forward foreign currency exchange contract transactions	397,780
Net realized loss	$(7,744,264)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,212)	$6,395,058
Financial futures contracts	2,671,089
Swap contracts	(226,958)
Foreign currency and forward foreign currency exchange contracts	(115,266)
Net change in unrealized appreciation (depreciation)	$8,723,923

Net realized and unrealized gain	$979,659

Net increase in net assets from operations	$1,779,975

39	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended October 31, 2012
From operations —
Net investment income	$800,316
Net realized loss from investment transactions, financial futures contracts, swap contracts and foreign currency and forward foreign currency exchange contract transactions	(7,744,264)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	8,723,923
Net increase in net assets from operations	$1,779,975
Capital transactions —
Contributions	$286,927,481
Withdrawals	(25,001,977)
Net increase in net assets from capital transactions	$261,925,504
Net increase in net assets	$263,705,479

Net Assets
At beginning of year	$—
At end of year	$263,705,479

40	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Consolidated Supplementary Data

Ratios/Supplemental Data	Year Ended October 31, 2012
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.30	%(2)
Net investment income	0.56%
Portfolio Turnover	22%

Total Return	1.60%

Net assets, end of year (000’s omitted)	$263,705

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser subsidized certain operating expenses (equal to 0.05% of average daily net assets for the year ended October 31, 2012). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.

41	See Notes to Consolidated Financial Statements.

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Parametric Structured Absolute Return Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio commenced operations on November 1, 2011. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Multi-Strategy All Market Fund and Eaton Vance Parametric Structured Absolute Return Fund held an interest of 67.7%, 4.8% and 23.3%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2012 were $12,537,014 or 4.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Total return swaps are valued by obtaining the value of the underlying index or instrument and reference interest rate from a third party pricing service. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

42

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

Prior to December 1, 2011, the Portfolio was subject to a two percent transaction tax on foreign currency inflows for new investments in Brazil. For the year ended October 31, 2012, such tax amounted to $6,556 and is included in net realized gain (loss) on foreign currency and forward foreign currency exchange contract transactions.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures

43

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. Pursuant to sub-advisory agreements, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its adviser fee for sub-advisory services provided to the Portfolio and the Subsidiary. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $1,409,961 or 1.00% of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $65,577 in total of the Portfolio’s operating expenses for the year ended October 31, 2012.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $166,599,214 and $18,313,591, respectively, for the year ended October 31, 2012.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$273,649,186

Gross unrealized appreciation	$10,357,775
Gross unrealized depreciation	(4,315,753)

Net unrealized appreciation	$6,042,022

The net unrealized depreciation on swap contracts, foreign currency and forward foreign currency exchange contracts at October 31, 2012 on a federal income tax basis was $222,279.

44

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/23/12	Australian Dollar 3,680,530	United States Dollar 3,756,349	State Street Bank and Trust Co.	$57,886
11/23/12	Australian Dollar 470,549	United States Dollar 484,520	State Street Bank and Trust Co.	3,123
11/23/12	Australian Dollar 490,768	United States Dollar 509,074	State Street Bank and Trust Co.	(477)
11/23/12	British Pound Sterling 2,346,773	United States Dollar 3,773,517	State Street Bank and Trust Co.	13,316
11/23/12	British Pound Sterling 329,254	United States Dollar 527,827	State Street Bank and Trust Co.	3,468
11/23/12	British Pound Sterling 312,178	United States Dollar 503,665	State Street Bank and Trust Co.	76
11/23/12	Canadian Dollar 524,931	United States Dollar 527,760	State Street Bank and Trust Co.	(2,403)
11/23/12	Canadian Dollar 539,546	United States Dollar 549,419	State Street Bank and Trust Co.	(9,436)
11/23/12	Canadian Dollar 3,687,929	United States Dollar 3,764,268	State Street Bank and Trust Co.	(73,350)
11/23/12	Euro 2,911,304	United States Dollar 3,775,554	State Street Bank and Trust Co.	(1,378)
11/23/12	Euro 397,586	United States Dollar 519,697	State Street Bank and Trust Co.	(4,271)
11/23/12	Euro 361,777	United States Dollar 474,159	State Street Bank and Trust Co.	(5,157)
11/23/12	Israeli Shekel 1,825,798	United States Dollar 478,521	State Street Bank and Trust Co.	(8,823)
11/23/12	Israeli Shekel 1,959,849	United States Dollar 513,445	State Street Bank and Trust Co.	(9,261)
11/23/12	Israeli Shekel 14,529,521	United States Dollar 3,787,231	State Street Bank and Trust Co.	(49,418)
11/23/12	New Zealand Dollar 4,615,448	United States Dollar 3,772,206	State Street Bank and Trust Co.	18,472
11/23/12	New Zealand Dollar 610,162	United States Dollar 497,721	State Street Bank and Trust Co.	3,406
11/23/12	New Zealand Dollar 646,071	United States Dollar 530,269	State Street Bank and Trust Co.	350
11/23/12	Norwegian Krone 21,527,179	United States Dollar 3,767,840	State Street Bank and Trust Co.	5,159

45

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Forward Foreign Currency Exchange Contracts (continued)

Purchases
Settlement Date	In Exchange For	Deliver	Counterparty	Net Unrealized Appreciation (Depreciation)

11/23/12	Norwegian Krone 2,869,953	United States Dollar 505,647	State Street Bank and Trust Co.	$(2,640)
11/23/12	Norwegian Krone 2,709,870	United States Dollar 481,549	State Street Bank and Trust Co.	(6,599)
11/23/12	Singapore Dollar 4,626,588	United States Dollar 3,786,481	State Street Bank and Trust Co.	6,341
11/23/12	Singapore Dollar 615,573	United States Dollar 503,837	State Street Bank and Trust Co.	803
11/23/12	Singapore Dollar 597,276	United States Dollar 490,588	State Street Bank and Trust Co.	(948)
11/23/12	Swedish Krona 25,261,584	United States Dollar 3,775,480	State Street Bank and Trust Co.	30,704
11/23/12	Swedish Krona 3,215,115	United States Dollar 487,693	State Street Bank and Trust Co.	(3,269)
11/23/12	Swedish Krona 3,036,819	United States Dollar 463,262	State Street Bank and Trust Co.	(5,702)
11/23/12	Swiss Franc 3,518,066	United States Dollar 3,774,830	State Street Bank and Trust Co.	3,938
11/23/12	Swiss Franc 479,514	United States Dollar 518,002	State Street Bank and Trust Co.	(2,954)
11/23/12	Swiss Franc 440,180	United States Dollar 477,377	State Street Bank and Trust Co.	(4,578)
11/26/12	Japanese Yen 41,032,471	United States Dollar 513,998	State Street Bank and Trust Co.	97
11/26/12	Japanese Yen 42,885,735	United States Dollar 541,213	State Street Bank and Trust Co.	(3,898)
11/26/12	Japanese Yen 295,082,183	United States Dollar 3,764,620	State Street Bank and Trust Co.	(67,538)

				$(114,961)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation

12/12	325 E-mini MSCI EAFE Index	Short	$(25,208,778)	$(24,674,001)	$534,777
12/12	494 E-mini MSCI Emerging Markets Index	Short	(24,896,880)	(24,453,000)	443,880
12/12	564 E-mini S&P 500 Index	Short	(40,936,950)	(39,671,760)	1,265,190
12/12	664 United States Dollar Index	Long	52,684,126	53,111,368	427,242

					$2,671,089

46

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Total Return Swaps
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Bank of America	$22,504,681	Pays	Total Return on MSCI Daily Net Emerging Markets USD Index	Receives	3-Month USD-LIBOR- BBA+0.07%	10/31/13	$238
Bank of America	24,750,153	Pays	Total Return on MSCI Daily Net EAFE USD Index	Receives	3-Month USD-LIBOR- BBA-0.32%	10/31/13	(5)
Merrill Lynch International	37,885,968	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15%	12/12/12	1,044,107
Merrill Lynch International	11,772,899	Pays	Excess Return on Dow Jones - UBS Commodity Index	Pays	0.15	12/12/12	391,420
Merrill Lynch International	3,127,841	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	12/12/12	(139,460)
Merrill Lynch International	980,392	Receives	Excess Return on S&P GSCI 1 Month Forward Aluminum Index	Pays	0.23	12/12/12	(56,481)
Merrill Lynch International	781,960	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	12/12/12	(37,002)
Merrill Lynch International	245,098	Receives	Excess Return on S&P GSCI 1 Month Forward Brent Crude Index	Pays	0.23	12/12/12	(9,826)
Merrill Lynch International	3,127,841	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	12/12/12	(176,238)
Merrill Lynch International	980,392	Receives	Excess Return on S&P GSCI 1 Month Forward Copper Index	Pays	0.23	12/12/12	(55,206)
Merrill Lynch International	781,960	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	12/12/12	(53,417)
Merrill Lynch International	245,098	Receives	Excess Return on S&P GSCI 1 Month Forward Crude Oil Index	Pays	0.23	12/12/12	(16,594)

47

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Merrill Lynch International	$3,127,841	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23%	12/12/12	$(102,849)
Merrill Lynch International	980,392	Receives	Excess Return on S&P GSCI 1 Month Forward GasOil Index	Pays	0.23	12/12/12	(29,061)
Merrill Lynch International	3,127,841	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	12/12/12	(60,701)
Merrill Lynch International	980,392	Receives	Excess Return on S&P GSCI 1 Month Forward Gold Index	Pays	0.23	12/12/12	(14,451)
Merrill Lynch International	1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	12/12/12	(70,740)
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Lead Index	Pays	0.23	12/12/12	(21,517)
Merrill Lynch International	1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	12/12/12	(90,357)
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Nickel Index	Pays	0.23	12/12/12	(32,052)
Merrill Lynch International	1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	12/12/12	(43,337)
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Silver Index	Pays	0.23	12/12/12	(8,302)
Merrill Lynch International	3,127,841	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	12/12/12	(175,910)
Merrill Lynch International	980,392	Receives	Excess Return on S&P GSCI 1 Month Forward Unleaded Gasoline Index	Pays	0.23	12/12/12	(42,817)

48

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Merrill Lynch International	$1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23%	12/12/12	$(46,551)
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Zinc Index	Pays	0.23	12/12/12	(14,526)
Merrill Lynch International	245,098	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	12/12/12	(9,967)
Merrill Lynch International	781,960	Receives	Excess Return on S&P GSCI Platinum Index	Pays	0.23	12/12/12	(43,840)
Merrill Lynch International	781,960	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	12/12/12	563
Merrill Lynch International	245,098	Receives	Excess Return on S&P GSCI 1 Month Forward Cocoa Index	Pays	0.28	12/12/12	(4,732)
Merrill Lynch International	781,960	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	12/12/12	(31,414)
Merrill Lynch International	245,098	Receives	Excess Return on S&P GSCI 1 Month Forward Coffee Index	Pays	0.28	12/12/12	(5,882)
Merrill Lynch International	1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	12/12/12	25,548
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Corn Index	Pays	0.28	12/12/12	(1,505)
Merrill Lynch International	781,960	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	12/12/12	(45,970)
Merrill Lynch International	245,098	Receives	Excess Return on S&P GSCI 1 Month Forward Cotton Index	Pays	0.28	12/12/12	(13,153)
Merrill Lynch International	781,960	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28	12/12/12	(4,690)

49

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Merrill Lynch International	$245,098	Receives	Excess Return on S&P GSCI 1 Month Forward Lean Hogs Index	Pays	0.28%	12/12/12	$(2,468)
Merrill Lynch International	1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	12/12/12	(15,083)
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Live Cattle Index	Pays	0.28	12/12/12	(5,832)
Merrill Lynch International	1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	12/12/12	41,817
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Soybeans Index	Pays	0.28	12/12/12	741
Merrill Lynch International	1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	12/12/12	(50,726)
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Sugar Index	Pays	0.28	12/12/12	(8,225)
Merrill Lynch International	1,563,920	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	12/12/12	18,725
Merrill Lynch International	490,196	Receives	Excess Return on S&P GSCI 1 Month Forward Wheat Index	Pays	0.28	12/12/12	(886)
Merrill Lynch International	490,196	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	12/12/12	(20,439)
Merrill Lynch International	1,563,920	Receives	Excess Return on Dow Jones - UBS 3 Month Forward Soybean Oil Subindex	Pays	0.33	12/12/12	(29,130)

50

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Total Return Swaps (continued)
Counterparty	Notional Amount	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)

Merrill Lynch International	$3,127,841	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38%	12/12/12	$(108,009)
Merrill Lynch International	980,392	Receives	Excess Return on S&P GSCI Enhanced Natural Gas Official Close Index	Pays	0.38	12/12/12	(50,766)

							$(226,958)

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Portfolio invests in commodities-linked derivative investments, including total return swaps based on a commodity index that provide exposure to the investment returns of the commodities market, without investing directly in physical commodities.

Equity Price Risk: The Portfolio enters into total return swap agreements on equity indices to enhance return, to hedge against fluctuations in securities prices or as substitution for the purchase or sale of securities. The Portfolio also enters into equity index futures contracts to enhance return or hedge volatility as an overall asset/risk instrument.

Foreign Exchange Risk: The Portfolio enters into forward foreign currency exchange contracts and currency futures contracts to enhance return, to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $2,012,217. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $4,318,708 at October 31, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,670,298, with the highest amount from any one counterparty being $1,522,921. To mitigate this risk, the Portfolio (and Subsidiary) has entered into master netting agreements with substantially all of its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio (and Subsidiary) or the counterparty. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $1,670,000, due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

51

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2012 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Equity Price	Foreign Exchange	Commodity

Net unrealized appreciation*	$2,243,847	$427,242	$—
Receivable for open forward foreign currency exchange contracts	—	147,139	—
Receivable for open swap contracts	238	—	1,522,921

Total Asset Derivatives	$2,244,085	$574,381	$1,522,921

Payable for open forward foreign currency exchange contracts	$—	$(262,100)	$—
Payable for open swap contracts	(5)	—	(1,750,112)

Total Liability Derivatives	$(5)	$(262,100)	$(1,750,112)

*     Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2012 was as follows:

Consolidated Statement of Operations Caption	Equity Price	Foreign Exchange	Commodity

Net realized gain (loss) —
Financial futures contracts	$(5,968,610)	$(391,505)	$—
Swap contracts	(2,095,946)	—	315,194
Foreign currency and forward foreign currency exchange contract transactions	—	404,705	—

Total	$(8,064,556)	$13,200	$315,194

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$2,243,847	$427,242	$—
Swap contracts	233	—	(227,191)
Foreign currency and forward foreign currency exchange contracts	—	(114,961)	—

Total	$2,244,080	$312,281	$(227,191)

The average notional amounts of futures contracts, forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $67,591,000, $27,713,000 and $88,306,000, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

52

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$1,329,313	$33,519,399		$159	$34,848,871
Developed Europe	423,863	35,529,528		—	35,953,391
Emerging Europe	705,219	8,362,068		—	9,067,287
Latin America	10,948,180	—		—	10,948,180
Middle East/Africa	420,657	9,276,019		—	9,696,676
North America	50,787,711	—		0	50,787,711

Total Common Stocks	$64,614,943	$86,687,014	**	$159	$151,302,116

Equity-Linked Securities	$—	$3,374,788		$—	$3,374,788
Rights	149	—		—	149
Short-Term Investments —
U.S. Treasury Obligations	—	64,948,033		—	64,948,033
Other	—	60,066,122		—	60,066,122

Total Investments	$64,615,092	$215,075,957		$159	$279,691,208

Forward Foreign Currency Exchange Contracts	$—	$147,139		$—	$147,139
Futures Contracts	2,671,089	—		—	2,671,089
Swap Contracts	—	1,523,159		—	1,523,159

Total	$67,286,181	$216,746,255		$159	$284,032,595

53

Parametric Structured Absolute Return Portfolio

October 31, 2012

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$(262,100)	$—	$(262,100)
Swap Contracts	—	(1,750,117)	—	(1,750,117)

Total	$—	$(2,012,217)	$—	$(2,012,217)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2012 is not presented.

54

Parametric Structured Absolute Return Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Parametric Structured Absolute Return Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Parametric Structured Absolute Return Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2012, and the related consolidated statement of operations, the consolidated statement of changes in net assets, and the consolidated supplementary data for the year then ended. These consolidated financial statements and consolidated supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these consolidated financial statements and consolidated supplementary data based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements and consolidated supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Parametric Structured Absolute Return Portfolio and subsidiary as of October 31, 2012, the results of their operations, the changes in their net assets, and the supplementary data for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 21, 2012

55

Eaton Vance

Parametric Structured Absolute Return Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Parametric Structured Absolute Return Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Of the Trust since 2007 and of the Portfolio since 2011

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Of the Trust since 2005 and of the Portfolio since 2011	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Of the Trust since 2007 and of the Portfolio since 2011

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Of the Trust since 2003 and of the Portfolio since 2011

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

56

Eaton Vance

Parametric Structured Absolute Return Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Of the Trust since 2003 and of the Portfolio since 2011

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Of the Trust since 2008 and of the Portfolio since 2011

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2011

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007, Trustee of the Trust since 2005 and of the Portfolio since 2011

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President of the Trust	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2011	Vice President of EVM and BMR.

57

Eaton Vance

Parametric Structured Absolute Return Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary of the Trust since 2007 and of the Portfolio since 2011; and Chief Legal Officer of the Trust since 2008 and of the Portfolio since 2011	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Of the Trust since 2004 and of the Portfolio since 2011	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

58

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

59

This Page Intentionally Left Blank

Investment Adviser of Parametric Structured Absolute Return Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Parametric Structured Absolute Return Portfolio and Eaton Vance Parametric Structured Absolute Return Fund

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Investment Adviser and Administrator of Eaton Vance Parametric Structured Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5797-12/12	PPASARSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s initial fiscal period from the commencement of operations on November 1, 2011 to October 31, 2012, by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such period.

Fiscal Years Ended	10/31/12
Audit Fees	$33,000
Audit-Related Fees(1)	$0
Tax Fees(2)	$30,000
All Other Fees(3)	$7,630

Total	$70,630

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s initial fiscal period ended October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time period.

Fiscal Years Ended	10/31/12
Registrant*	$37,630
Eaton Vance(1)	$566,619

*	Registrant commenced operations on 11/1/2011.
(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Parametric Structured Absolute Return Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: December 21, 2012

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: December 21, 2012